UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5883

Dreyfus Index Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/2009

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
37	Statement of Financial Futures
38	Statement of Assets and Liabilities
39	Statement of Operations
40	Statement of Changes in Net Assets
41	Financial Highlights
42	Notes to Financial Statements
54	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus International Stock Index Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The international equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during most of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news,including rising unemployment,damaged credit markets and economic contraction in many regions of the world.Yet,the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus International Stock Index Fund produced a total return of –3.99%.1 This compares with a –2.64% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

International stocks generally fell sharply during the first four months of an especially volatile reporting period, but recovered a significant portion of those losses in a rally over the reporting period’s final seven weeks.The difference in returns between the fund and the Index was primarily the result of fair value pricing and transaction costs and operating expenses that are not reflected in the Index’s return.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada. The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Free Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

International Equities Rebounded in Late-Term Rally

The six-month reporting period saw both staggering losses and impressive gains, as international equities lost considerable value during the first four months of the reporting period, only to rebound sharply during its final two months. The rally erased a substantial portion of the markets’ previous losses.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

When the reporting period began, investor sentiment was depressed by a global recession. Rising unemployment rates and plummeting housing prices led to economic deterioration in many parts of the world, dampening consumer spending and business investment. At the same time, the world was in the grip of a financial crisis that nearly led to the collapse of the global banking system in September 2008.The effects of the financial crisis were particularly severe among European banks, which reported massive write-downs among assets tied to troubled U.S. housing markets. In this environment, all countries and market sectors tracked by the Index had posted negative double-digit absolute returns, a testament to the depth and breadth of the bear market.

By mid-March, however, investor sentiment quickly reversed as the international equity markets responded in tandem with a strong rally occurring in the United States. The rebound was led primarily by stocks and market sectors that had been severely beaten down over the previous year.While developed international markets generally under-performed their U.S. counterpart in the rally, emerging markets fared especially well. In fact, March 2009 saw the emerging markets’ best monthly returns on record, with all regions posting double-digit gains.

From a geographic perspective, returns from the 21 countries tracked by the Index were fairly balanced over the full reporting period, with 11 countries posting positive absolute returns and the other 10 reporting losses. The Index’s better performing countries included Hong Kong, Sweden, Singapore and Portugal. Ireland, Switzerland, Austria and the United Kingdom ranked among the Index’s greater disappointments. From a market sector standpoint, stocks in the producer manufacturing, industrial services, technology services and non-energy minerals areas performed relatively well. On the other hand, laggards included the health technology, health services, utilities, consumer non-durables and finance sectors.

In the reporting period’s volatile investment environment, a handful of individual stocks advanced sharply, posting triple-digit returns, while others experienced declines of nearly the same magnitude. For example, the Index’s best performing stock for the reporting period was Fortis, a financial services and insurance giant in Belgium. Hong Kong’s infrastructure developer NWS Holdings also fared especially well. In Japan, semiconductor firm Elpida Memory posted solid gains due to robust sales in its Asia/Pacific base. Nisshinbo Holdings, a conglomerate whose roots are in the textile industry but has shifted its focus to energy and the envi-ronment,also advanced.In Singapore,Golden Agri-Resources,one of the world’s largest privately owned palm oil producers, posted strong returns.

On the other hand, some of the Index’s more significant declines stemmed from the financials sector, where banks in Ireland proved particularly disappointing, including Anglo Irish Bank, Bank of Ireland, which was sold during the reporting period, and Allied Irish Banks. Other notable detractors included investment management firms KBC Groep (formerly Almancora) and Babcock & Brown, which was also sold during the reporting period, located in Belgium and Australia, respectively.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Free Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

May 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009

Expenses paid per $1,000†	$ 2.92
Ending value (after expenses)	$960.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—95.9%	Shares	Value ($)
Australia—6.6%
AGL Energy	22,005	244,446
Alumina	70,659 [a]	83,191
Amcor	38,431	135,246
AMP	96,078	366,354
Aristocrat Leisure	11,022	29,152
ASX	8,500	204,335
Australia & New Zealand Banking Group	98,539	1,151,105
AXA Asia Pacific Holdings	51,290	146,962
Bendigo and Adelaide Bank	14,776	74,471
BHP Billiton	161,473	3,946,959
Billabong International	6,428	49,588
BlueScope Steel	45,543	78,297
Boral	31,989	96,124
Brambles	63,561	276,453
Caltex Australia	5,748	41,808
CFS Retail Property Trust	73,735	89,115
Coca-Cola Amatil	26,426	177,454
Cochlear	2,820	102,971
Commonwealth Bank of Australia	70,831	1,827,107
Computershare	24,153	162,191
Crown	24,659	124,825
CSL	29,092	735,689
CSR	81,884	81,216
Dexus Property Group	124,847	66,959
Fairfax Media	75,671	65,880
Fortescue Metals Group	56,533 [b]	98,022
Foster’s Group	93,700	362,794
Goodman Fielder	84,351	71,268
Goodman Group	112,408	30,557
GPT Group	197,360	68,150
Harvey Norman Holdings	20,267	44,372
Incitec Pivot	86,213	133,648
Insurance Australia Group	98,126	250,163
James Hardie Industries	17,335	58,586
Leighton Holdings	7,468	115,605

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Lend Lease	19,573	103,825
Lion Nathan	13,006	112,086
Macquarie Airports	41,877	55,688
Macquarie Group	13,494 [a]	331,922
Macquarie Infrastructure Group	128,485	127,437
Macquarie Office Trust	72,900	10,444
Metcash	38,859	118,767
Mirvac Group	102,666	78,823
National Australia Bank	90,070	1,365,178
Newcrest Mining	23,261	511,670
Nufarm	7,398	71,909
OneSteel	46,488	76,165
Orica	16,954	209,262
Origin Energy	42,724	511,332
OZ Minerals	136,918	75,445
Perpetual	2,276	53,810
Qantas Airways	50,905	74,051
QBE Insurance Group	47,614	762,257
Rio Tinto	13,819	654,146
Santos	28,507	343,902
Sims Metal Management	7,686	112,669
Sonic Healthcare	18,084	154,918
SP Ausnet	31,093	22,844
Stockland	78,883	181,979
Suncorp-Metway	63,798	276,547
Tabcorp Holdings	27,671	151,457
Tatts Group	49,315	100,362
Telstra	212,515	519,928
Toll Holdings	29,003	125,720
Transurban Group	54,677	179,163
Wesfarmers	48,856	812,651
Wesfarmers PPS	6,282	104,354
Westfield Group	97,312	767,142
Westpac Banking	134,533	1,897,754
Woodside Petroleum	23,596	665,355

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Woolworths	59,012	1,158,475
WorleyParsons	7,358	98,766
		24,569,266
Austria—.3%
Erste Group Bank	8,650	181,155
OMV	8,174	254,762
Raiffeisen International Bank Holding	2,276	78,343
Strabag	3,027	69,962
Telekom Austria	15,833	208,560
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	3,755	154,160
Vienna Insurance Group	1,580	61,991
Voestalpine	5,954	114,823
Wienerberger	5,305	62,338
		1,186,094
Belgium—.9%
Anheuser-Busch InBev	34,715	1,061,177
Anheuser-Busch InBev (Strip)	12,680 [b]	34
Belgacom	8,421	244,611
Colruyt	821	187,232
Compagnie Nationale a Portefeuille	1,980	95,745
Delhaize Group	4,623	311,579
Dexia	23,510	114,385
Fortis	101,346	251,373
Fortis (Rights)	88,615 [b]	0
Groupe Bruxelles Lambert	4,033	291,528
Groupe Bruxelles Lambert (Strip)	236 [b]	1
KBC Groep	7,206	158,302
Mobistar	1,355	81,359
Solvay	2,706	232,675
UCB	5,219	142,334
Umicore	6,361	124,849
		3,297,184
China—.0%
Foxconn International Holdings	83,000 [b]	51,727

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Denmark—.9%
AP Moller—Maersk, Cl. A	25	142,859
AP Moller—Maersk, Cl. B	55	319,161
Carlsberg, Cl. B	3,600	173,995
Coloplast, Cl. B	1,008	68,997
Danisco	2,601	85,432
Danske Bank	21,480 [b]	234,710
DSV	7,861	89,370
FLSmidth & Co.	2,893 [b]	92,721
Jyske Bank	2,430 [b]	62,567
Novo Nordisk, Cl. B	21,571	1,025,099
Novozymes, Cl. B	2,071	140,923
Topdanmark	849 [b]	100,686
TrygVesta	1,123	61,593
Vestas Wind Systems	8,966 [b]	584,475
William Demant Holding	1,278 [b]	60,716
		3,243,304
Finland—1.3%
Elisa	7,550	100,380
Fortum	20,594	416,126
Kesko, Cl. B	3,623	94,272
Kone, Cl. B	6,876	188,338
Metso	7,011	107,641
Neste Oil	6,406	83,029
Nokia	182,950	2,611,434
Nokian Renkaat	5,217	82,856
Orion, Cl. B	4,426	64,275
Outokumpu	5,850	87,077
Pohjola Bank, Cl. A	4,143	30,737
Rautaruukki	4,060	75,949
Sampo, Cl. A	20,722	388,237
Sanoma	4,669	61,529
Stora Enso, Cl. R	26,830 [b]	154,100
UPM-Kymmene	25,043	224,256
Wartsila	4,284	141,167
		4,911,403

Common Stocks (continued)	Shares	Value ($)
France—9.8%
Accor	8,816	374,799
ADP	1,537	88,591
Air France-KLM	5,450	60,412
Air Liquide	11,944	975,585
Alcatel-Lucent	114,334 [b]	289,847
Alstom	10,309	645,277
Atos Origin	3,536	109,727
AXA	74,630	1,245,471
BioMerieux	527	39,541
BNP Paribas	39,509	2,083,336
Bouygues	11,597	497,411
Bureau Veritas	1,854	75,654
Cap Gemini	6,816	255,150
Carrefour	30,566	1,238,008
Casino Guichard Perrachon	2,097	131,564
Christian Dior	2,481	166,897
Cie de Saint-Gobain	17,815	638,066
Cie Generale d’Optique Essilor International	9,331	402,222
CNP Assurances	1,673	132,316
Compagnie Generale de Geophysique-Veritas	8,008 [b]	115,729
Compagnie Generale des
Etablissements Michelin, Cl. B	7,100	362,810
Credit Agricole	43,023	625,019
Dassault Systemes	3,061	126,413
Eiffage	1,580	81,522
Electricite de France	9,286	430,547
Eramet	224	48,074
Eurazeo	1,602	65,383
Eutelsat Communications	3,816 [b]	82,721
France Telecom	88,099	1,957,855
GDF SUEZ	52,767	1,900,731
Gecina	669	36,296
Groupe Danone	21,047	1,004,771
Hermes International	2,449	324,271
ICADE	941	72,661

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Iliad	708	74,548
Imerys	1,067	44,239
Ipsen	956	39,115
JC Decaux	4,335	62,046
Klepierre	4,167	91,278
L’Oreal	11,619	830,745
Lafarge	9,203	520,413
Lagardere	5,300	166,183
Legrand	3,943	78,958
LVMH Moet Hennessy Louis Vuitton	11,814	894,558
M6-Metropole Television	3,249	60,756
Natixis	52,231	118,853
Neopost	1,569	132,784
PagesJaunes Groupe	6,051	65,831
Pernod-Ricard	7,962	470,272
Pernod-Ricard (Rights)	7,962 [b]	36,927
Peugeot	7,803	179,424
PPR	3,763	288,046
Publicis Groupe	6,530	200,569
Renault	8,465	270,979
Safran	9,522	113,386
Sanofi-Aventis	50,625	2,918,232
Schneider Electric	10,741	811,143
Scor	8,689	183,263
Societe BIC	1,432	76,743
Societe Des Autoroutes Paris-Rhin-Rhone	1,152	74,406
Societe Generale	22,392	1,134,753
Societe Television Francaise 1	6,190	57,942
Sodexo	4,659	223,011
Suez Environnement	13,134 [b]	200,419
Technip	4,682	200,894
Thales	4,383	181,441
Total	102,628	5,139,985
Unibail-Rodamco	3,961	589,114
Valeo	3,890	80,097
Vallourec	2,570	279,504

Common Stocks (continued)	Shares	Value ($)
France (continued)
Veolia Environnement	18,308	503,090
Vinci	20,327	909,930
Vivendi	56,336	1,521,095
Wendel	1,562	57,187
Zodiac Aerospace	1,730	50,386
		36,617,222
Germany—7.7%
Adidas	9,664	365,262
Allianz	21,810	2,004,135
BASF	44,457	1,673,951
Bayer	36,800	1,828,363
Bayerische Motoren Werke	15,994	553,444
Beiersdorf	4,358	179,275
Celesio	4,321	95,848
Commerzbank	32,409	218,997
Daimler	43,441	1,550,515
Deutsche Bank	26,129	1,396,104
Deutsche Boerse	9,427	696,900
Deutsche Lufthansa	11,799	150,497
Deutsche Post	40,889	469,681
Deutsche Postbank	4,595	97,975
Deutsche Telekom	136,498	1,647,021
E.ON	91,484	3,094,566
Fraport	1,480	59,746
Fresenius	1,371	56,792
Fresenius Medical Care & Co.	8,844	348,664
GEA Group	7,860	102,786
Hamburger Hafen und Logistik	1,184	42,657
Hannover Rueckversicherung	3,028	98,485
HeidelbergerCement	1,512	63,713
Henkel & Co.	6,270	154,835
Hochtief	2,305	112,858
K+S	6,871	412,898
Linde	6,513	518,664
MAN	5,190	321,095
Merck	2,972	266,479

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Metro	5,187	220,842
Munchener Ruckversicherungs	9,943	1,374,490
Puma	351	75,047
Q-Cells	3,212 [b]	68,500
RWE	21,424	1,542,596
Salzgitter	1,823	129,715
SAP	41,321	1,582,737
Siemens	41,800	2,810,009
Solarworld	4,122	117,765
Suedzucker	2,654	51,363
ThyssenKrupp	16,638	356,508
TUI	8,518	93,631
United Internet	5,912	61,884
Volkswagen	4,261	1,342,654
Wacker Chemie	659	68,160
		28,478,107
Greece—.5%
Alpha Bank	19,547	190,604
Coca-Cola Hellenic Bottling	7,352	117,613
EFG Eurobank Ergasias	16,266	128,025
Hellenic Petroleum	6,087	59,419
Hellenic Telecommunications Organization	13,152	201,668
Marfin Investment Group	25,826 [b]	111,096
National Bank of Greece	24,064	500,965
OPAP	10,306	319,598
Piraeus Bank	16,288	149,429
Public Power	5,352	103,728
Titan Cement	2,300	59,048
		1,941,193
Hong Kong—2.2%
ASM Pacific Technology	8,000	36,025
Bank of East Asia	77,750	186,597
BOC Hong Kong Holdings	169,500	241,888
Cathay Pacific Airways	63,000	73,160
Cheung Kong Holdings	67,000	697,651
Cheung Kong Infrastructure Holdings	20,000	77,547

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Chinese Estates Holdings	44,000	54,956
CLP Holdings	98,788	667,921
Esprit Holdings	48,600	300,060
Hang Lung Group	40,000	147,868
Hang Lung Properties	102,000	290,201
Hang Seng Bank	35,400	395,559
Henderson Land Development	52,762	248,487
Hong Kong & China Gas	184,483	345,155
Hong Kong Aircraft Engineerg	2,000	18,838
Hong Kong Exchanges & Clearing	49,500	577,382
HongKong Electric Holdings	64,500	381,167
Hopewell Holdings	33,000	85,585
Hutchison Telecommunications
Hong Kong Holdings	74,000 [a,b]	6,970
Hutchison Telecommunications International	74,000	13,654
Hutchison Whampoa	102,800	610,156
Hysan Development	27,000	49,331
Kerry Properties	34,500	105,501
Kingboard Chemical Holdings	28,500	69,870
Li & Fung	108,600	308,278
Lifestyle International Holdings	22,000	21,148
Link REIT	107,000	208,750
Mongolia Energy	126,000 [b]	36,417
MTR	73,500	186,829
New World Development	124,191	164,410
NWS Holdings	37,000	74,381
Orient Overseas International	8,300	24,043
Pacific Basin Shipping	71,000	35,637
Shangri-La Asia	55,000	81,327
Sino Land	74,664	96,339
Sun Hung Kai Properties	67,699	705,366
Swire Pacific, Cl. A	40,500	317,984
Television Broadcasts	13,000	46,128
Wharf Holdings	62,192	206,634
Wheelock & Co.	38,000	82,373
Wing Hang Bank	10,500	62,457

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Yue Yuen Industrial Holdings	29,300	65,328
		8,405,358
Ireland—.3%
Anglo Irish Bank	35,225 [a]	4,939
CRH	33,005	860,576
Elan	21,068 [b]	127,081
Kerry Group, Cl. A	7,193	138,890
Ryanair Holdings	4,000 [b]	17,519
		1,149,005
Italy—3.4%
A2A	55,689	91,980
ACEA	3,790	47,091
Alleanza Assicurazioni	19,018	127,456
Assicurazioni Generali	50,990	1,037,426
Atlantia	12,631	222,871
Autogrill	3,338	25,362
Banca Carige	32,548	119,282
Banca Monte dei Paschi di Siena	112,962	181,174
Banca Popolare di Milano	16,857	98,305
Banco Popolare	31,926	208,696
Bulgari	5,158	26,429
Enel	208,687	1,132,250
ENI	125,305	2,719,692
EXOR	4,104 [b]	52,588
Fiat	34,849 [b]	341,046
Finmeccanica	20,110	283,909
Fondiaria-SAI	2,503	41,652
Intesa Sanpaolo	371,215	1,177,651
Intesa Sanpaolo-RSP	37,186	82,354
Italcementi	2,518	30,439
Italcementi-RSP	5,476	34,765
Lottomatica	2,408	49,680
Luxottica Group	6,995	129,290
Mediaset	37,511	210,940
Mediobanca	22,509	259,691
Mediolanum	8,071	36,907

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Parmalat	83,196	165,973
Pirelli & C	100,796	39,293
Prysmian	5,280	64,261
Saipem	12,979	279,509
Saras	18,185	53,269
Snam Rete Gas	38,806	154,235
Snam Rete Gas (Rights)	38,806 [b]	29,825
Telecom Italia	484,307	613,075
Telecom Italia-RSP	285,679	255,255
Terna	58,565	188,975
UniCredit	587,276	1,422,996
Unione di Banche Italiane	29,591	407,416
Unipol Gruppo Finanziario	44,236	55,079
		12,498,087
Japan—22.9%
77 Bank	17,000	86,914
ABC-Mart	1,600	33,013
Acom	2,736	65,769
Advantest	7,600	119,270
Aeon	31,500	245,891
Aeon Credit Service	3,960	45,080
AEON Mall	2,500	32,754
Aioi Insurance	20,000	87,818
Aisin Seiki	9,900	202,256
Ajinomoto	32,800	241,037
Alfresa Holdings	1,200	46,227
All Nippon Airways	33,000	120,750
Alps Electric	5,900	31,483
Amada	16,000	98,389
Aozora Bank	27,959 [b]	35,238
Asahi Breweries	19,100	240,339
Asahi Glass	46,800	278,750
Ashai Kasei	58,900	237,073
Asics	9,000	58,088
Astellas Pharma	23,079	752,997
Bank of Kyoto	14,000	112,131

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Bank of Yokohama	57,000	241,012
Benesse	3,800	145,225
Bridgestone	29,500	437,770
Brother Industries	10,000	81,008
Canon	51,350	1,539,691
Canon Marketing Japan	2,600	31,659
Casio Computer	10,000	75,621
Central Japan Railway	75	444,428
Chiba Bank	38,000	187,712
Chubu Electric Power	32,000	705,799
Chugai Pharmaceutical	11,128	206,420
Chugoku Bank	7,000	88,154
Chugoku Electric Power	12,900	260,924
Chuo Mitsui Trust Holdings	44,380	144,798
Citizen Holdings	17,800	80,872
COCA-COLA WEST	2,700	44,540
Cosmo Oil	26,000	74,259
Credit Saison	8,800	98,031
Dai Nippon Printing	27,800	294,149
Daicel Chemical Industries	15,000	62,814
Daido Steel	14,200	47,341
Daihatsu Motor	9,000	80,866
Daiichi Sankyo	32,483	546,418
Daikin Industries	12,200	327,987
Dainippon Sumitomo Pharma	9,000	71,810
Daito Trust Construction	3,600	149,657
Daiwa House Industry	23,400	204,306
Daiwa Securities Group	62,000	322,021
Dena	11	39,244
Denki Kagaku Kogyo	27,600	61,156
Denso	23,500	551,761
Dentsu	9,200	169,534
DIC	23,000	37,638
Dowa Holdings	11,000	43,716
Dowa Holdings (Rights)	7,000 [b]	0
East Japan Railway	16,400	926,808

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Eisai	11,700	315,734
Electric Power Development	6,580	191,612
Elpida Memory	4,700 [b]	50,065
FamilyMart	3,000	82,635
Fanuc	9,200	661,117
Fast Retailing	2,200	230,320
Fuji Electric Holdings	20,000	34,355
Fuji Heavy Industries	30,000	120,140
Fuji Media Holdings	11	12,276
FUJIFILM Holdings	23,600	599,685
Fujitsu	90,800	387,620
Fukuoka Financial Group	40,000	122,783
Furukawa Electric	28,000	83,671
Gunma Bank	17,000	84,322
Hachijuni Bank	19,000	112,009
Hakuhodo DY Holdings	1,170	53,752
Hankyu Hashin Holdings	56,000	262,398
Haseko	62,500 [b]	39,386
Hikari Tsushin	1,300	26,308
Hino Motors	10,000	28,663
Hirose Electric	1,600	166,367
Hiroshima Bank	22,000	83,183
Hisamitsu Pharmaceutical	3,400	96,417
Hitachi	162,900	564,607
Hitachi Chemical	4,400	58,810
Hitachi Construction Machinery	4,500	60,741
Hitachi High-Technologies	3,900	54,545
Hitachi Metals	7,000	54,500
Hokkaido Electric Power	9,600	177,198
Hokuhoku Financial Group	62,000	109,021
Hokuriku Electric Power	8,700	196,753
Honda Motor	79,520	2,299,481
HOYA	19,200	331,172
Ibiden	6,100	177,324
Idemitsu Kosan	1,100	81,283
IHI	55,000 [b]	83,295

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
INPEX	41	259,623
Isetan Mitsukoshi Holdings	16,920	142,225
Isuzu Motors	53,000	87,808
Ito En	3,300	40,317
Itochu	72,500	387,610
Itochu Techno-Solutions	1,400	31,661
Iyo Bank	11,000	109,905
J Front Retailing	26,800	109,777
Jafco	1,600	35,615
Japan Airlines	39,600 [b]	77,280
Japan Petroleum Exploration	1,400	55,069
Japan Prime Realty Investment	22	37,902
Japan Real Estate Investment	19	134,604
Japan Retail Fund Investment	17	59,786
Japan Steel Works	17,000	183,158
Japan Tobacco	217	544,788
JFE Holdings	25,260	686,797
JGC	11,000	143,670
Joyo Bank	31,462	145,182
JS Group	12,624	153,975
JSR	9,100	110,068
JTEKT	7,900	75,800
Jupiter Telecommunications	104	73,255
Kajima	37,800	109,114
Kamigumi	11,400	73,115
Kaneka	16,000	92,697
Kansai Electric Power	36,799	751,801
Kansai Paint	11,000	58,810
Kao	24,000	451,532
Kawasaki Heavy Industries	71,000	151,547
Kawasaki Kisen Kaisha	26,000	97,515
KDDI	140	628,958
Keihin Electric Express Railway	22,000	169,497
Keio	26,000	147,990
Keisei Electric Railway	12,000	57,082
Keyence	2,005	354,056

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kikkoman	8,000	71,312
Kinden	6,000	50,008
Kintetsu	75,354	328,575
Kirin Holdings	37,000	407,288
Kobe Steel	120,000	197,591
Komatsu	43,500	538,969
Konami	5,200	76,796
Konica Minolta Holdings	22,000	179,336
Kubota	54,000	322,732
Kuraray	17,500	150,125
Kurita Water Industries	5,800	140,306
Kyocera	7,600	588,626
Kyowa Hakko Kirin	11,705	103,148
Kyushu Electric Power	17,600	364,039
Lawson	3,100	120,364
Leopalace21	7,200	52,618
Mabuchi Motor	1,500	67,846
Makita	5,400	123,769
Marubeni	82,000	296,712
Marui Group	14,100	77,963
Maruichi Steel Tube	2,000	40,535
Matsui Securities	4,500	31,926
Mazda Motor	46,000	113,615
Mediceo Paltac Holdings	7,700	78,107
MEIJI Holdings	3,521	107,722
Minebea	18,000	69,340
Mitsubishi	65,400	1,003,751
Mitsubishi Chemical Holdings	63,100	239,227
Mitsubishi Electric	90,000	476,597
Mitsubishi Estate	57,000	743,315
Mitsubishi Gas Chemical	20,000	92,900
Mitsubishi Heavy Industries	154,700	504,739
Mitsubishi Logistics	6,000	56,960
Mitsubishi Materials	52,000	150,104
Mitsubishi Motors	166,000 [b]	253,087
Mitsubishi Rayon	21,000	43,757

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mitsubishi Tanabe Pharma	11,000	104,762
Mitsubishi UFJ Financial Group	528,890	2,876,009
Mitsubishi UFJ Lease & Finance	2,860	65,988
Mitsui & Co.	83,400	879,902
Mitsui Chemicals	33,000	98,613
Mitsui Engineering & Shipbuilding	34,000	69,116
Mitsui Fudosan	39,000	489,953
Mitsui Mining & Smelting	22,000 [b]	43,381
Mitsui OSK Lines	53,000	302,211
Mitsui Sumitomo Insurance Group Holdings	18,369	499,437
Mitsumi Electric	3,300	54,438
Mizuho Financial Group	458,100	959,177
Mizuho Trust & Banking	66,000 [b]	68,425
Murata Manufacturing	10,400	419,657
Namco Bandai Holdings	10,350	102,990
NEC	88,800 [b]	294,240
NEC Electronics	1,100 [b]	11,538
NGK Insulators	12,000	182,345
NGK Spark Plug	7,000	67,449
NHK Spring	6,000	27,504
Nidec	5,400	296,936
Nikon	15,600	205,970
Nintendo	4,750	1,270,239
Nippon Building Fund	26	211,150
Nippon Electric Glass	18,085	145,217
Nippon Express	37,000	132,002
Nippon Meat Packers	9,000	92,667
Nippon Mining Holdings	39,800	181,231
Nippon Oil	60,800	317,024
Nippon Paper Group	3,900	110,993
Nippon Sheet Glass	25,000	70,387
Nippon Steel	246,100	825,461
Nippon Telegraph & Telephone	26,600	994,948
Nippon Yusen	54,800	223,912
Nipponkoa Insurance	30,000	162,830
Nishi-Nippon City Bank	30,000	60,070

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nissan Chemical Industries	6,000	49,825
Nissan Motor	109,200	566,062
Nissay Dowa General Insurance	8,000	34,395
Nisshin Seifun Group	7,800	80,390
Nisshin Steel	42,000	81,110
Nisshinbo Industries	5,000	52,498
Nissin Foods Holdings	3,900	105,839
Nitori	1,850	104,360
Nitto Denko	8,200	190,446
NOK	5,200	60,253
Nomura Holdings	120,400	720,797
Nomura Real Estate Holdings	3,100	50,729
Nomura Real Estate Office Fund	12	62,083
Nomura Research Institute	5,700	101,040
NSK	19,000	84,393
NTN	17,000	56,330
NTT Data	61	160,087
NTT DoCoMo	757	1,054,114
NTT Urban Development	55	44,443
Obayashi	29,000	142,664
Obic	350	47,385
Odakyu Electric Railway	31,000	253,646
OJI Paper	41,000	176,277
Olympus	11,000	179,001
Omron	10,400	154,861
Ono Pharmaceutical	4,800	203,934
Onward Holdings	6,000	36,042
Oracle Japan	1,700	59,958
Oriental Land	2,500	157,798
ORIX	4,580	214,604
Osaka Gas	90,000	286,324
OSAKA Titanium Technologies	600	18,082
OTSUKA	1,000	37,099
Panasonic	88,195	1,281,891
Panasonic Electric Works	19,000	154,109
Promise	2,350	31,004

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Rakuten	317	160,457
Resona Holdings	23,700	317,012
Ricoh	31,000	379,052
Rohm	5,000	306,449
Sankyo	2,800	141,729
Santen Pharmaceutical	3,800	107,567
Sanyo Electric	74,000 [b]	121,848
Sapporo Hokuyo Holdings	15,000 [b]	43,299
Sapporo Holdings	13,000	54,043
SBI Holdings	887	105,573
Secom	10,200	377,375
Sega Sammy Holdings	9,584	86,503
Seiko Epson	5,400	75,853
Sekisui Chemical	22,000	115,831
Sekisui House	22,000	189,399
Seven & I Holdings	39,360	890,136
Seven Bank	17	40,087
Sharp	48,000	500,564
Shikoku Electric Power	9,100	250,196
Shimadzu	11,000	66,972
Shimamura	1,200	83,183
Shimano	3,500	102,810
Shimizu	28,000	134,329
Shin-Etsu Chemical	19,800	957,951
Shinko Electric Industries	2,700	26,483
Shinko Securities	21,000	48,666
Shinsei Bank	81,000 [b]	106,205
Shionogi & Co.	14,000	241,195
Shiseido	16,000	281,506
Shizuoka Bank	29,400	264,162
Showa Denko	64,000	96,275
Showa Shell Sekiyu	8,500	74,559
SMC	2,800	273,212
Softbank	36,500	575,037
Sojitz	66,600	102,894
Sompo Japan Insurance	41,000	245,037

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Sony	48,380	1,244,106
Sony Financial Holdings	39	122,488
Square Enix Holdings	2,500	44,926
Stanley Electric	6,500	91,833
SUMCO	5,600	81,736
Sumitomo	54,400	471,649
Sumitomo Chemical	78,000	305,229
Sumitomo Electric Industries	36,800	356,835
Sumitomo Heavy Industries	29,000	120,262
Sumitomo Metal Industries	186,000	434,822
Sumitomo Metal Mining	27,000	301,875
Sumitomo Mitsui Financial Group	32,300	1,116,227
Sumitomo Realty & Development	19,000	226,915
Sumitomo Rubber Industries	9,400	64,683
Sumitomo Trust & Banking	66,000	274,371
Suruga Bank	12,000	102,089
Suzuken	3,720	91,880
Suzuki Motor	16,300	305,175
T & D Holdings	11,200	332,408
Taiheiyo Cement	50,000	87,920
Taisei	42,000	91,355
Taisho Pharmaceutical	6,000	109,895
Taiyo Nippon Sanso	15,000	104,437
Takashimaya	15,000	93,459
Takeda Pharmaceutical	39,300	1,398,079
Takefuji	5,010	26,836
TDK	6,100	275,906
Teijin	46,000	117,823
Terumo	7,800	294,923
THK	5,000	68,964
Tobu Railway	40,000	209,382
Toho	5,800	76,874
Toho Gas	22,000	93,917
Tohoku Electric Power	20,700	432,368
Tokio Marine Holdings	33,000	870,407
Tokuyama	12,000	71,230

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Tokyo Broadcasting System	1,700	23,828
Tokyo Electric Power	58,672	1,377,571
Tokyo Electron	8,400	382,497
Tokyo Gas	107,000	406,749
Tokyo Steel Manufacturing	5,500	56,126
Tokyo Tatemono	10,000	33,847
Tokyu	55,820	238,292
Tokyu Land	19,000	63,343
TonenGeneral Sekiyu	14,000	133,333
Toppan Printing	25,000	188,545
Toray Industries	66,000	291,142
Toshiba	149,000	508,858
Tosoh	29,000	66,616
TOTO	14,000	69,584
Toyo Seikan Kaisha	7,400	122,374
Toyo Suisan Kaisha	4,000	78,142
Toyoda Gosei	2,700	52,718
Toyota Boshoku	2,400	30,224
Toyota Industries	8,200	217,950
Toyota Motor	132,714	5,193,362
Toyota Tsusho	9,500	111,430
Trend Micro	5,500	166,870
Tsumura & Co.	3,100	85,074
Ube Industries	44,600	83,864
UNICHARM	2,100	146,638
UNY	9,000	65,589
Ushio	5,900	76,580
USS	1,330	60,157
West Japan Railway	79	242,496
Yahoo! Japan	735	183,853
Yakult Honsha	5,100	87,501
Yamada Denki	4,170	192,426
Yamaguchi Financial Group	11,000	106,104
Yamaha	7,000	79,829
Yamaha Motor	10,100	106,456
Yamato Holdings	18,400	204,974

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Yamato Kogyo	1,700	38,619
Yamazaki Baking	6,000	61,229
Yaskawa Electric	10,000	46,349
Yokogawa Electric	11,500	58,911
		85,392,186
Luxembourg—.5%
ArcelorMittal	41,898	985,009
Millicom International Cellular	3,630	177,134
SES	13,007	234,722
Tenaris	23,420	295,850
		1,692,715
Netherlands—2.4%
Aegon	68,515	348,690
Akzo Nobel	11,473	482,608
ASML Holding	20,903	425,477
Corio	1,855	82,262
European Aeronautic Defence and Space	16,240	234,319
Fugro	3,002	107,422
Heineken	11,331	337,474
Heineken Holding	5,660	133,920
ING Groep	94,513	871,026
Koninklijke Ahold	57,528	633,880
Koninklijke Boskalis Westminster	2,180	50,843
Koninklijke DSM	6,198	191,852
KONINKLIJKE KPN	84,084	1,011,761
Koninklijke Philips Electronics	46,905	847,009
Qiagen	9,092 [b]	150,463
Randstad Holding	5,351	122,173
Reed Elsevier	30,610	337,175
SBM Offshore	6,199	99,938
SNS Reaal	9,323	52,585
STMicroelectronics	32,463	214,583
TNT	16,595	306,166
Unilever	78,444	1,553,584
Wolters Kluwer	13,480	222,484
		8,817,694

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
New Zealand—.1%
Auckland International Airport	65,324	61,668
Contact Energy	15,698	50,886
Fletcher Building	21,244	80,946
Sky City Entertainment Group	18,023	28,084
Telecom Corp of New Zealand	92,121	147,737
		369,321
Norway—.7%
Aker Solutions	6,239	38,072
DNB NOR	37,620	234,194
Frontline	2,883	57,734
Norsk Hydro	32,033	141,203
Orkla	37,880	273,733
Renewable Energy	6,200 [b]	56,762
SeaDrill	12,462	134,690
StatoilHydro	61,848	1,156,348
Telenor	41,707	259,892
Yara International	8,674	234,068
		2,586,696
Portugal—.3%
Banco Comercial Portugues, Cl. R	120,349	112,180
Banco Espirito Santo	22,422	110,152
Brisa	15,479	105,706
Cimpor-Cimentos de Portugal	12,398	74,243
Energias de Portugal	84,428	308,469
Galp Energia, Cl. B	9,768	130,440
Jeronimo Martins	8,730	49,125
Portugal Telecom	30,385	232,872
Zon Multimedia Servicos de Telecomunicacoes	8,174	44,789
		1,167,976
Singapore—1.2%
Ascendas Real Estate Investment Trust	73,281	66,475
CapitaLand	116,500	217,669
CapitaMall Trust	56,000	47,387
City Developments	26,000	114,054
ComfortDelgro	93,700	90,072
Cosco Singapore	30,000	20,715

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
DBS Group Holdings	94,588	608,304
Fraser and Neave	49,150	87,174
Genting International	150,527 [b]	62,159
Golden Agri-Resources	193,440	48,452
Jardine Cycle & Carriage	8,422	81,415
Keppel	58,000	234,796
Neptune Orient Lines	22,000	19,361
Noble Group	78,800	69,347
Olam International	54,300	65,063
Oversea-Chinese Banking	120,942	481,410
Parkway Holdings	47,000	38,499
SembCorp Industries	41,254	76,241
SembCorp Marine	33,000	47,136
Singapore Airlines	24,733	179,152
Singapore Exchange	44,000	186,759
Singapore Press Holdings	70,075	137,569
Singapore Technologies Engineering	60,000	104,387
Singapore Telecommunications	383,951	665,390
United Overseas Bank	59,112	460,187
UOL Group	22,111	33,229
Wilmar International	40,000	96,940
		4,339,342
Spain—4.2%
Abertis Infraestructuras	13,257	238,187
Acciona	1,296	132,837
Acerinox	7,125	108,683
ACS Actividades de Construccion y Servicios	8,545	428,144
Banco Bilbao Vizcaya Argentaria	174,225	1,880,970
Banco de Sabadell	44,945	259,108
Banco de Valencia	10,791	98,574
Banco de Valencia (Rights)	10,791 [b]	1,859
Banco Popular Espanol	36,386	298,655
Banco Santander	393,213	3,717,767
Bankinter	11,740	139,671
Cintra Concesiones de
Infraestructuras de Transporte	11,882	64,836

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Spain (continued)
Criteria Caixacorp	43,257	162,991
EDP Renovaveis	9,624	78,822
Enagas	8,520	149,155
Fomento de Construcciones y Contratas	1,877	67,330
Gamesa Corp Tecnologica	9,180	172,495
Gas Natural SDG	11,428	182,406
Gestevision Telecinco	5,695	53,544
Grifols	6,640	116,779
Grupo Ferrovial	2,627	75,827
Iberdrola	168,688	1,334,952
Iberdrola Renovables	38,571 [b]	157,424
Iberia Lineas Aereas de Espana	23,577	44,087
Inditex	10,546	450,716
Indra Sistemas	5,136	101,844
Mapfre	31,496	90,079
Mapfre (Rights)	41,399 [b]	549
Red Electrica	5,340	224,608
Repsol	35,348	673,744
Sacyr Vallehermoso	3,349	34,591
Telefonica	203,726	3,874,140
Zardoya Otis	5,665	116,119
		15,531,493
Sweden—2.3%
Alfa Laval	18,893	167,783
Assa Abloy, Cl. B	15,611	184,657
Atlas Copco, Cl. A	33,083	307,358
Atlas Copco, Cl. B	19,602	162,247
Electrolux, Ser. B	11,008 [b]	123,978
Getinge, Cl. B	10,308	120,416
Hennes & Mauritz, Cl. B	24,640	1,100,194
Holmen, Cl. B	1,990	44,122
Husqvarna, Cl. B	20,920 [b]	102,112
Investor, Cl. B	22,300	321,988
Lundin Petroleum	10,567 [b]	68,926
Modern Times Group, Cl. B	2,399	64,993
Nordea Bank	155,413	1,154,269

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Sandvik	46,429	304,443
Scania, Cl. B	14,730	157,038
Securitas, Cl. B	16,173	134,094
Skandinaviska Enskilda Banken, Cl. A	69,879 [b]	272,249
Skanska, Cl. B	18,762	203,269
SKF, Cl. B	19,252	210,762
Ssab Svenskt Stal, Ser. A	7,525	71,520
Ssab Svenskt Stal, Ser. B	3,653	32,871
Svenska Cellulosa, Cl. B	27,872	269,319
Svenska Handelsbanken, Cl. A	21,211	369,776
Swedbank, Cl. A	19,203 [b]	108,466
Swedish Match	12,334	176,265
Tele2, Cl. B	15,789	149,333
Telefonaktiebolaget LM Ericsson, Cl. B	142,818	1,230,563
TeliaSonera	108,484	511,805
Volvo, Cl. A	23,032	150,204
Volvo, Cl. B	53,571	348,216
		8,623,236
Switzerland—7.4%
ABB	105,959 [b]	1,500,365
Actelion	4,520 [b]	206,803
Adecco	6,033	238,408
Aryzta	3,487 [b]	101,275
Baloise Holding	2,493	182,856
BKW FMB Energie	818	57,386
Compagnie Financiere Richemont	25,282	453,776
Credit Suisse Group	51,446	1,970,213
EFG International	2,389	29,133
Geberit	2,066	221,207
Givaudan	295	187,642
Holcim	9,151	463,648
Julius Baer Holding	9,699	318,783
Kuehne & Nagel International	2,787	209,914
Lindt & Spruengli	6	114,788
Lindt & Spruengli-PC	34	54,612
Logitech International	9,174 [b]	122,280

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Lonza Group	2,197	202,582
Nestle	184,228	6,004,301
Nobel Biocare Holding	5,038	103,098
Novartis	114,466	4,332,246
Pargesa Holding	1,539	97,722
Roche Holding	33,800	4,279,972
Schindler Holding	2,204	115,823
SGS	233	261,020
Sonova Holding	2,065	135,527
Straumann Holding	380	69,832
Sulzer	1,517	82,561
Swatch Group	2,031	58,729
Swatch Group-BR	1,530	212,660
Swiss Life Holding	1,526 [b]	118,680
Swiss Reinsurance	16,220	383,550
Swisscom	1,112	290,074
Syngenta	4,673	999,100
Synthes	2,742	279,043
UBS	141,255 [b]	1,947,137
Zurich Financial Services	6,848	1,267,420
		27,674,166
United Kingdom—20.0%
3i Group	20,502	96,006
Admiral Group	8,693	116,171
AMEC	14,561	132,968
Anglo American	63,424	1,377,990
Antofagasta	17,827	153,473
Associated British Foods	17,435	184,576
AstraZeneca	69,649	2,446,444
Autonomy	10,524 [b]	221,756
Aviva	128,697	588,307
BAE Systems	170,025	895,860
Balfour Beatty	24,137	119,562
Barclays	403,493	1,644,476
Berkeley Group Holdings	4,303 [b]	61,870
BG Group	161,503	2,601,146
BHP Billiton	106,238	2,235,562

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
BP	900,861	6,398,589
British Airways	29,271	63,513
British American Tobacco	91,301	2,219,186
British Land	41,243	259,931
British Sky Broadcasting Group	52,699	375,931
BT Group	374,839	521,718
Bunzl	16,833	136,444
Burberry Group	18,174	108,380
Cable & Wireless	123,531	272,340
Cadbury	65,767	493,688
Cairn Energy	6,820 [b]	215,761
Capita Group	30,341	306,043
Carnival	8,061	222,333
Carphone Warehouse Group	16,486	36,160
Centrica	245,979	826,100
Cobham	57,078	148,235
Compass Group	89,422	428,119
Daily Mail & General Trust, Cl. A	15,807	76,791
Diageo	120,492	1,448,668
Drax Group	17,419	132,159
Eurasian Natural Resources	15,807	137,159
Experian	49,986	330,425
Firstgroup	25,087	122,470
Friends Provident	119,750	113,264
G4S	60,878	169,112
GlaxoSmithKline	250,066	3,867,981
Hammerson	34,972	161,610
Hays	68,623	90,978
Home Retail Group	45,284	166,561
HSBC Holdings	824,931	5,869,751
ICAP	26,883	147,459
IMI	17,985	94,593
Imperial Tobacco Group	48,969	1,121,469
Intercontinental Hotels Group	13,743	130,826
International Power	74,870	271,584
Invensys	40,561 [b]	119,439
Investec	16,811	81,082

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
ITV	138,441	64,395
J Sainsbury	51,912	252,837
Johnson Matthey	10,687	190,291
Kazakhmys	9,113	70,951
Kingfisher	115,798	315,776
Ladbrokes	32,620	112,332
Land Securities Group	37,099	305,065
Legal & General Group	332,214	284,209
Liberty International	10,528	61,461
Lloyds Banking Group	474,386	774,663
Logica	80,718	91,464
London Stock Exchange Group	7,101	78,554
Lonmin	5,129	107,826
Man Group	82,010	302,879
Marks & Spencer Group	76,856	382,912
Meggitt	26,749	70,888
National Grid	117,056	978,654
Next	9,771	234,129
Old Mutual	260,991	261,597
Pearson	39,198	408,625
Prudential	120,525	696,321
Reckitt Benckiser Group	29,012	1,144,447
Reed Elsevier	51,078	379,837
Rexam	29,008	134,643
Rio Tinto	48,071	1,969,605
Rolls-Royce Group	88,763 [b]	442,797
Royal Bank of Scotland Group	993,572 [b]	605,157
Royal Dutch Shell, Cl. A	170,596	3,959,141
Royal Dutch Shell, Cl. B	129,735	2,980,474
RSA Insurance Group	152,956	294,385
SABMiller	43,635	733,380
Sage Group	65,389	178,246
Schroders	5,221	63,713
Scottish & Southern Energy	44,206	723,689
Segro	350,636	122,880
Serco Group	25,133	135,688
Severn Trent	11,743	180,939

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Shire	27,315	341,749
Smith & Nephew	40,606	287,496
Smiths Group	17,576	188,969
Stagecoach Group	20,347	38,925
Standard Chartered	91,117	1,403,546
Standard Life	100,092	278,776
Tate & Lyle	23,384	95,123
Tesco	378,497	1,882,227
Thomas Cook Group	17,837	68,759
Thomso Reuters	8,929	231,267
Tomkins	43,862	111,769
Tui Travel	29,455	109,591
Tullow Oil	38,651	457,106
Unilever	61,832	1,208,770
United Business Media	12,687	86,224
United Utilities Group	33,597	252,545
Vedanta Resources	5,989	93,985
Vodafone Group	2,524,303	4,644,386
Whitbread	9,297	129,209
WM Morrison Supermarkets	114,605	417,104
Wolseley	14,053 [b]	252,182
WPP	54,316	372,112
Xstrata	91,971	809,770
		74,418,459
Total Common Stocks
(cost $496,427,022)		356,961,234

Preferred Stocks—.3%
Germany—.3%
Bayerische Motoren Werke	1,993	41,920
Fresenius	3,634	187,821
Henkel & Co.	8,754	237,312
Porsche Automobil Holding	4,228	303,271
RWE	1,704	106,034
Volkswagen	5,128	325,347
		1,201,705

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks (continued)	Shares	Value ($)
Italy—.0%
Unipol Gruppo Finanziario	42,747	35,571
Total Preferred Stocks
(cost $1,651,062)		1,237,276
	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.12%, 6/18/09
(cost $1,163,808)	1,164,000 [c]	1,163,927

Other Investment—1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,100,000)	7,100,000 [d]	7,100,000

Total Investments (cost $506,341,892)	98.4%	366,462,437
Cash and Receivables (Net)	1.6%	5,749,995
Net Assets	100.0%	372,212,432

PC—Participation Certificate RSP—Risparmio Shares
PPS—Price Protected Shares
RSP—Risparmio Shares
a The valuation of these securities has been determined in good faith under the direction of the Board of Directors.
b Non-income producing security.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Banking	12.1	Insurance	4.1
Materials	9.0	Diversified Financials	4.0
Energy	8.5	Technology Hardware & Equipment	3.2
Capital Goods	7.8	Consumer Durables	2.6
Pharmaceuticals & Biotechnology	6.7	Real Estate	2.6
Utilities	6.1	Short-Term/Money Market Investments	2.2
Food, Beverage & Tobacco	6.0	Other	13.0
Telecommunications	6.0
Automobiles & Components	4.5		98.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES April 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	190	5,861,182	June 2009	490,343
FTSE 100	60	3,740,387	June 2009	241,077
TOPIX	38	3,248,259	June 2009	48,630
				780,050

See notes to financial statements.

The Fund 37

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	499,241,892	359,362,437
Affiliated issuers	7,100,000	7,100,000
Cash		933,670
Cash denominated in foreign currencies	1,890,116	1,911,654
Dividends and interest receivable		2,355,854
Receivable for shares of Common Stock subscribed		418,708
Receivable for futures variation margin—Note 4		272,287
Receivable for investment securities sold		261,196
Unrealized appreciation on forward
currency exchange contracts—Note 4		57,396
		372,673,202
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		175,021
Payable for shares of Common Stock redeemed		143,569
Payable for investment securities purchased		121,924
Unrealized depreciation on forward
currency exchange contracts—Note 4		20,256
		460,770
Net Assets ($)		372,212,432
Composition of Net Assets ($):
Paid-in capital		510,291,611
Accumulated undistributed investment income—net		3,719,458
Accumulated net realized gain (loss) on investments		(2,751,198)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$780,050 net unrealized appreciation on financial futures)		(139,047,439)
Net Assets ($)		372,212,432
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		34,539,389
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		10.78

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $624,857 foreign taxes withheld at source):
Unaffiliated issuers	6,593,038
Affiliated issuers	8,859
Total Income	6,601,897
Expenses:
Management fee—Note 3(a)	643,287
Shareholder servicing costs—Note 3(b)	459,491
Directors’ fees—Note 3(a)	15,230
Loan commitment fees—Note 2	2,205
Interest expense—Note 2	139
Total Expenses	1,120,352
Less—Directors’ fees reimbursed
by the Manager—Note 3(a)	(15,230)
Net Expenses	1,105,122
Investment Income—Net	5,496,775
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	696,528
Net realized gain (loss) on financial futures	136,850
Net realized gain (loss) on forward currency exchange contracts	2,878,454
Net Realized Gain (Loss)	3,711,832
Net unrealized appreciation (depreciation) on investments and foreign currency transactions [including ($31,886) net
unrealized (depreciation) on financial futures]	(29,462,451)
Net Realized and Unrealized Gain (Loss) on Investments	(25,750,619)
Net (Decrease) in Net Assets Resulting from Operations	(20,253,844)

See notes to financial statements.

The Fund 39

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations ($):
Investment income—net	5,496,775	12,871,621
Net realized gain (loss) on investments	3,711,832	2,192,124
Net unrealized appreciation
(depreciation) on investments	(29,462,451)	(280,519,632)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(20,253,844)	(265,455,887)
Dividends to Shareholders from ($):
Investment income—net	(9,805,885)	(12,808,881)
Net realized gain on investments	(778,245)	—
Total Dividends	(10,584,130)	(12,808,881)
Capital Stock Transactions ($):
Net proceeds from shares sold	230,746,134	201,734,295
Dividends reinvested	9,310,051	11,705,486
Cost of shares redeemed	(163,936,779)	(169,897,255)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	76,119,406	43,542,526
Total Increase (Decrease) in Net Assets	45,281,432	(234,722,242)
Net Assets ($):
Beginning of Period	326,931,000	561,653,242
End of Period	372,212,432	326,931,000
Undistributed investment income—net	3,719,458	8,028,568
Capital Share Transactions (Shares):
Shares sold	22,553,806	11,936,731
Shares issued for dividends reinvested	858,486	581,205
Shares redeemed	(17,268,894)	(9,673,592)
Net Increase (Decrease) in Shares Outstanding	6,143,398	2,844,344

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.51	21.98	18.03	14.47	12.57	10.91
Investment Operations:
Investment income—net[a]	.16	.49	.43	.38	.29	.25
Net realized and unrealized
gain (loss) on investments	(.62)	(10.47)	3.90	3.45	1.88	1.72
Total from Investment Operations	(.46)	(9.98)	4.33	3.83	2.17	1.97
Distributions:
Dividends from
investment income—net	(.25)	(.49)	(.38)	(.27)	(.27)	(.31)
Dividends from net realized
gain on investments	(.02)	—	—	—	—	—
Total Distributions	(.27)	(.49)	(.38)	(.27)	(.27)	(.31)
Net asset value, end of period	10.78	11.51	21.98	18.03	14.47	12.57
Total Return (%)	(3.99)[b]	(46.37)	24.40	26.83	17.40	18.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[c]	.61	.61	.60	.60	.60
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.99[c]	2.72	2.20	2.30	2.07	2.07
Portfolio Turnover Rate	18.43[b]	7.17	3.31	4.12	3.46	14.80
Net Assets, end of period
($ x 1,000)	372,212	326,931	561,653	355,608	200,674	117,116

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	129,729,924	236,732,513	—	366,462,437
Other Financial
Instruments†	780,050	57,396	—	837,446
Liabilities ($)
Other Financial
Instruments†	—	(20,256)	—	(20,256)

  Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a trans-

action is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies,currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $12,808,881. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended April 30, 2009, was approximately $17,700 with a related weighted average annualized interest rate of 1.59%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer fee of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone. The Chairman of the Board receives an

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, the fund was charged $459,491 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $102,096 and shareholder services plan fees $72,925.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2009, redemption fees charged and retained by the fund amounted to $139,772.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2009, amounted to $133,327,472 and $65,650,406, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
British Pound,
expiring 6/17/2009	63,384	91,674	93,765	2,091
British Pound,
expiring 6/17/2009	37,200	53,128	55,031	1,903
British Pound,
expiring 6/17/2009	116,600	167,819	172,488	4,669
British Pound,
expiring 6/17/2009	40,900	60,634	60,504	(130)
British Pound,
expiring 6/17/2009	176,315	261,063	260,826	(237)
British Pound,
expiring 6/17/2009	119,600	177,197	176,926	(271)
British Pound,
expiring 6/17/2009	39,400	57,993	58,285	292
British Pound,
expiring 6/17/2009	77,700	114,332	114,943	611
British Pound,
expiring 6/17/2009	78,600	115,858	116,274	416
British Pound,
expiring 6/17/2009	78,600	116,976	116,274	(702)
British Pound,
expiring 6/17/2009	78,500	117,377	116,126	(1,251)
British Pound,
expiring 6/17/2009	78,100	116,301	115,535	(766)
British Pound,
expiring 6/17/2009	120,100	178,028	177,666	(362)
British Pound,
expiring 6/17/2009	242,400	353,346	358,586	5,240
British Pound,
expiring 6/17/2009	157,500	230,264	232,992	2,728
British Pound,
expiring 6/17/2009	39,400	57,042	58,285	1,243
British Pound,
expiring 6/17/2009	39,900	57,984	59,025	1,041
British Pound,
expiring 6/17/2009	79,500	117,195	117,606	411
British Pound,
expiring 6/17/2009	82,600	121,246	122,192	946
Euro,
expiring 6/17/2009	25,448	34,516	33,664	(852)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Euro,
expiring 6/17/2009	83,000	112,289	109,795	(2,494)
Euro,
expiring 6/17/2009	20,800	27,670	27,515	(155)
Euro,
expiring 6/17/2009	174,300	231,720	230,570	(1,150)
Euro,
expiring 6/17/2009	239,200	316,813	316,422	(391)
Euro,
expiring 6/17/2009	40,400	54,256	53,443	(813)
Euro,
expiring 6/17/2009	42,900	57,543	56,750	(793)
Euro,
expiring 6/17/2009	84,800	113,957	112,176	(1,781)
Euro,
expiring 6/17/2009	188,600	249,965	249,487	(478)
Euro,
expiring 6/17/2009	83,600	110,797	110,589	(208)
Euro,
expiring 6/17/2009	65,200	86,488	86,249	(239)
Euro,
expiring 6/17/2009	130,300	172,654	172,365	(289)
Euro,
expiring 6/17/2009	175,800	231,583	232,554	971
Euro,
expiring 6/17/2009	109,300	144,194	144,586	392
Euro,
expiring 6/17/2009	155,900	203,496	206,230	2,734
Euro,
expiring 6/17/2009	451,000	584,798	596,599	11,801
Euro,
expiring 6/17/2009	282,500	366,104	373,701	7,597
Euro,
expiring 6/17/2009	43,400	56,340	57,411	1,071
Euro,
expiring 6/17/2009	87,800	116,436	116,145	(291)
Euro,
expiring 6/17/2009	45,200	59,257	59,792	535
Euro,
expiring 6/17/2009	158,500	206,921	209,669	2,748
Japanese Yen,
expiring 6/17/2009	2,797,397	28,365	28,386	21
Japanese Yen,
expiring 6/17/2009	7,875,000	80,096	79,910	(186)

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen,
expiring 6/17/2009	38,850,000	393,324	394,221	897
Japanese Yen,
expiring 6/17/2009	16,540,000	165,549	167,836	2,287
Japanese Yen,
expiring 6/17/2009	8,340,000	83,263	84,628	1,365
Japanese Yen,
expiring 6/17/2009	8,430,000	84,127	85,541	1,414
Japanese Yen,
expiring 6/17/2009	8,450,000	85,222	85,744	522
Japanese Yen,
expiring 6/17/2009	8,440,000	84,986	85,643	657
Japanese Yen,
expiring 6/17/2009	8,355,000	84,409	84,780	371
Japanese Yen,
expiring 6/17/2009	8,335,000	84,155	84,577	422
Japanese Yen,
expiring 6/17/2009	33,960,000	345,227	344,601	(626)
Japanese Yen,
expiring 6/17/2009	8,470,000	86,335	85,947	(388)
Japanese Yen,
expiring 6/17/2009	8,340,000	84,910	84,628	(282)
Japanese Yen,
expiring 6/17/2009	25,020,000	259,006	253,885	(5,121)
Total				37,140

At April 30, 2009, accumulated net unrealized depreciation on investments was $139,879,455, consisting of $5,081,878 gross unrealized appreciation and $144,961,333 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 53

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group consisting of retail no-load and front-end load international multi-cap funds, one international large-cap core fund and one international large-cap value fund that are benchmarked against the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index (the “Performance Group”), and also to a larger universe of funds, consisting of all retail and institutional international multi-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the third quartile of its Performance Group and Performance Universe for the one-year period ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s management fee and expense ratio were lower than the Expense Group and Expense Universe medians. After discussions with the Board members, representatives of Dreyfus agreed that Dreyfus will pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was generally satisfied with the fund’s relative performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 57

For More Information

Dreyfus International Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DIISX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation
0079SA0409

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
36	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus S&P 500 Index Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The reporting period began with the equities market plummeting severely in late 2008,and rebounding over 20% by the end of the reporting period from dramatic March 2009 lows. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high in April, and a 6.3% annualized contraction in economic growth over the fourth quarter of 2008 was followed by a further 6.1% economic contraction during the first quarter of 2009.Yet, the rebound between March 7 and April 30 proved to be one of the more robust in the history of the U.S. stock market.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus S&P 500 Index Fund produced a total return of –8.68%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a –8.52% return for the same period.2,3

Large-cap stocks fell sharply during the first four months of an especially volatile reporting period, but recovered a significant portion of those losses in a rally over the reporting period’s final seven weeks.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Heightened Volatility Roiled Equity Markets

The reporting period began in the midst of the most severe recession since the 1930s, which had been exacerbated in September by a global banking crisis. Just weeks before the reporting period began, major financial institutions found themselves unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy; and other major firms were sold to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP), and the Federal Reserve Board (the “Fed”) pumped liquidity into the system to shore up the nation’s banks.

As the reporting period began, job losses continued to mount, and consumer confidence plunged. In late November,The National Bureau of Economic Research officially declared that the U.S.economy has been in a recession since late 2007.The Fed implemented an additional rate cut in December, and the target for the federal funds rate ended 2008 between 0% and 0.25%,a record low.It later was announced that the U.S. economy contracted at a –6.3% annualized rate in the fourth quarter.

In January 2009, home prices continued to fall sharply. The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, consumer confidence reached its lowest level since recordkeeping began in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation’s major automakers as vehicle sales plunged.

After hitting a multi-year low in early March, the S&P 500 Index staged an impressive rebound through the reporting period’s end.The market was buoyed by early signs that the economic downturn may be decelerating, including a lower-than-expected number of jobless claims in April. A decline in a key interest rate, the three-month London Interbank Offered Rate (LIBOR), to less than 1% provided evidence of improvement in the global credit markets. However, the first quarter of 2009 ended with an estimated –6.1% annualized GDP growth rate; home prices ended the quarter 13.8% lower than one year earlier, the largest quarterly slump on record; and the unemployment rate climbed to 8.9% in April.

Financials Weighed on Stock Market Averages

For the reporting period overall, declines in the S&P 500 Index were particularly severe in the financials sector as the credit crisis took its toll. In the health care sector, large pharmaceutical developers faced

4

increased competition from generic drug manufacturers, while health care equipment firms were hurt by sluggish sales to hospitals. Among industrials companies, airlines were hurt by reductions in business and vacation travel, and defense companies lost value due to pressure on government defense budgets. Railroad stocks also disappointed, as fewer goods were shipped in the sluggish economy.

On the other hand, some of the S&P 500 Index’s better performers came from the technology and telecommunications services sectors, most notably consumer-related wireless telephone companies. Consumer discretionary stocks also posted relatively strong results, as specialty retailers, computer and electronic stores, automotive retailers and department stores rebounded from lower levels.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2009

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3 “Standard & Poor’s®,”“S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009

Expenses paid per $1,000†	$2.37
Ending value (after expenses)	$913.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—96.3%	Shares	Value ($)
Consumer Discretionary—9.2%
Abercrombie & Fitch, Cl. A	21,168 [a]	572,806
Amazon.com	77,663 [a,b]	6,253,424
Apollo Group, Cl. A	25,395 [a,b]	1,598,615
AutoNation	26,802 [a,b]	474,663
AutoZone	9,239 [a,b]	1,537,277
Bed Bath & Beyond	62,357 [a,b]	1,896,900
Best Buy	82,058 [a]	3,149,386
Big Lots	20,087 [a,b]	555,205
Black & Decker	14,270 [a]	575,081
Carnival	104,868 [a]	2,818,852
CBS, Cl. B	162,937	1,147,076
Centex	30,129 [a]	329,611
Coach	78,943	1,934,104
Comcast, Cl. A	695,386	10,750,668
D.R. Horton	67,450 [a]	880,223
Darden Restaurants	33,452	1,236,720
DIRECTV Group	130,301 [a,b]	3,222,344
Eastman Kodak	64,824 [a]	197,713
Expedia	51,402 [a,b]	699,581
Family Dollar Stores	33,266 [a]	1,104,099
Ford Motor	692,934 [a,b]	4,143,745
Fortune Brands	35,903	1,411,347
GameStop, Cl. A	39,677 [a,b]	1,196,658
Gannett	56,630 [a]	221,423
Gap	113,824	1,768,825
General Motors	147,407 [a]	283,021
Genuine Parts	39,155 [a]	1,329,704
Goodyear Tire & Rubber	59,181 [b]	650,399
H & R Block	80,149	1,213,456
Harley-Davidson	57,065 [a]	1,264,560
Harman International Industries	14,877 [a]	270,613
Hasbro	29,932 [a]	797,987
Home Depot	408,370	10,748,298
International Game Technology	73,881	912,430
Interpublic Group of Cos.	116,083 [a,b]	726,680

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
J.C. Penney	53,156	1,631,358
Johnson Controls	142,556 [a]	2,709,990
KB Home	19,013 [a]	343,565
Kohl’s	73,075 [b]	3,313,951
Leggett & Platt	38,630 [a]	554,727
Lennar, Cl. A	34,261 [a]	333,702
Limited Brands	68,114 [a]	777,862
Lowe’s Cos.	352,307	7,574,601
Macy’s	100,609 [a]	1,376,331
Marriott International, Cl. A	71,600 [a]	1,686,896
Mattel	86,234	1,290,061
McDonald’s	269,132	14,342,044
McGraw-Hill Cos.	77,073	2,323,751
Meredith	9,262 [a]	232,291
New York Times, Cl. A	28,966 [a]	155,837
Newell Rubbermaid	68,205	712,742
News, Cl. A	551,722	4,557,224
NIKE, Cl. B	94,273	4,946,504
Nordstrom	38,007 [a]	860,098
O’Reilly Automotive	32,675 [a,b]	1,269,424
Office Depot	67,252 [b]	174,183
Omnicom Group	75,050 [a]	2,361,824
Polo Ralph Lauren	13,678 [a]	736,424
Pulte Homes	52,685 [a]	606,404
RadioShack	32,300	454,784
Scripps Networks Interactive, Cl. A	22,057	605,244
Sears Holdings	13,585 [a,b]	848,655
Sherwin-Williams	23,990 [a]	1,358,794
Snap-On	14,181	481,020
Stanley Works	19,313	734,473
Staples	170,658 [a]	3,518,968
Starbucks	175,133 [b]	2,532,423
Starwood Hotels & Resorts Worldwide	44,558	929,480
Target	181,409	7,484,935
Tiffany & Co.	29,894 [a]	865,132
Time Warner	288,756	6,303,543

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Time Warner Cable	85,055	2,741,323
TJX Cos.	100,632 [a]	2,814,677
VF	20,838	1,235,068
Viacom, Cl. B	149,049 [b]	2,867,703
Walt Disney	446,971	9,788,665
Washington Post, Cl. B	1,437	601,514
Whirlpool	17,999 [a]	812,835
Wyndham Worldwide	43,577	508,979
Wynn Resorts	14,876 [a,b]	583,585
Yum! Brands	112,487	3,751,441
		174,568,529
Consumer Staples—11.6%
Altria Group	500,115	8,166,878
Archer-Daniels-Midland	154,562	3,805,316
Avon Products	102,209	2,326,277
Brown-Forman, Cl. B	23,436 [a]	1,089,774
Campbell Soup	49,681	1,277,795
Clorox	33,086 [a]	1,854,470
Coca-Cola	481,820	20,742,351
Coca-Cola Enterprises	75,713	1,291,664
Colgate-Palmolive	121,590	7,173,810
ConAgra Foods	109,854	1,944,416
Constellation Brands, Cl. A	47,761 [b]	553,550
Costco Wholesale	104,486	5,078,020
CVS Caremark	352,303	11,196,189
Dean Foods	37,319 [a,b]	772,503
Dr. Pepper Snapple Group	61,949 [b]	1,282,964
Estee Lauder, Cl. A	28,062 [a]	839,054
General Mills	80,781	4,094,789
H.J. Heinz	74,982	2,580,880
Hershey	40,106 [a]	1,449,431
Hormel Foods	16,901	528,832
J.M. Smucker	28,381	1,118,211
Kellogg	60,104	2,530,979
Kimberly-Clark	99,784	4,903,386
Kraft Foods, Cl. A	354,753	8,301,220

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Kroger	157,274 [a]	3,400,264
Lorillard	40,584 [a]	2,562,068
McCormick & Co.	31,508	927,911
Molson Coors Brewing, Cl. B	36,475	1,395,169
Pepsi Bottling Group	33,779 [a]	1,056,269
PepsiCo	376,695	18,744,343
Philip Morris International	486,358	17,606,160
Procter & Gamble	710,441	35,124,203
Reynolds American	41,207 [a]	1,565,042
Safeway	103,519	2,044,500
Sara Lee	171,310	1,425,299
SUPERVALU	52,104	851,900
SYSCO	144,573	3,372,888
Tyson Foods, Cl. A	71,441	752,988
Wal-Mart Stores	541,182	27,275,573
Walgreen	237,905 [a]	7,477,354
Whole Foods Market	34,365 [a]	712,386
		221,197,076
Energy—12.0%
Anadarko Petroleum	110,845	4,772,986
Apache	80,388	5,857,070
Baker Hughes	73,982	2,632,280
BJ Services	72,178 [a]	1,002,552
Cabot Oil & Gas	25,678 [a]	775,219
Cameron International	52,077 [a,b]	1,332,130
Chesapeake Energy	136,037	2,681,289
Chevron	485,949	32,121,229
ConocoPhillips	359,991	14,759,631
Consol Energy	43,840	1,371,315
Denbury Resources	60,182 [b]	979,763
Devon Energy	107,420	5,569,727
Diamond Offshore Drilling	16,768 [a]	1,214,171
El Paso	167,868 [a]	1,158,289
ENSCO International	34,299	969,976
EOG Resources	59,759	3,793,501
Exxon Mobil	1,198,588	79,909,862

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Halliburton	215,816	4,363,800
Hess	67,994	3,725,391
Marathon Oil	169,534	5,035,160
Massey Energy	19,878 [a]	316,259
Murphy Oil	45,663	2,178,582
Nabors Industries	66,961 [b]	1,018,477
National Oilwell Varco	100,206 [b]	3,034,238
Noble Energy	41,352	2,346,726
Occidental Petroleum	195,563	11,008,241
Peabody Energy	64,384 [a]	1,699,094
Pioneer Natural Resources	28,595 [a]	661,116
Range Resources	37,024	1,479,849
Rowan	27,369 [a]	427,230
Schlumberger	288,574	14,137,240
Smith International	51,789	1,338,746
Southwestern Energy	82,272 [b]	2,950,274
Spectra Energy	155,718	2,257,911
Sunoco	28,954 [a]	767,571
Tesoro	33,874 [a]	516,579
Valero Energy	125,536	2,490,634
Williams Cos.	138,178	1,948,310
XTO Energy	139,285	4,827,618
		229,430,036
Financial—11.6%
Aflac	112,556	3,251,743
Allstate	130,110	3,035,466
American Express	283,450 [a]	7,148,609
American International Group	644,778 [a]	889,793
Ameriprise Financial	53,007	1,396,734
AON	65,145	2,749,119
Apartment Investment & Management, Cl. A	27,723 [a]	202,378
Assurant	28,350	692,874
AvalonBay Communities	19,016 [a]	1,080,299
Bank of America	1,543,919 [a]	13,787,197
Bank of New York Mellon	277,105	7,060,635
BB & T	133,410 [a]	3,113,789

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Boston Properties	28,723 [a]	1,419,491
Capital One Financial	94,574 [a]	1,583,169
CB Richard Ellis Group, Cl. A	53,844 [a,b]	403,830
Charles Schwab	224,073	4,140,869
Chubb	86,580	3,372,291
Cincinnati Financial	39,166	938,026
CIT Group	94,096 [a]	208,893
Citigroup	1,315,911 [a]	4,013,529
CME Group	16,125 [a]	3,569,269
Comerica	37,026	776,805
Discover Financial Services	114,517	931,023
E*TRADE FINANCIAL	133,472 [a,b]	190,865
Equity Residential	64,969 [a]	1,487,140
Federated Investors, Cl. B	21,265	486,543
Fifth Third Bancorp	138,249 [a]	566,821
First Horizon National	49,408 [a]	568,686
Franklin Resources	36,528	2,209,213
Genworth Financial, Cl. A	106,549	251,456
Goldman Sachs Group	121,475 [a]	15,609,538
Hartford Financial Services Group	78,513	900,544
HCP	61,068 [a]	1,340,443
Health Care REIT	26,803 [a]	913,178
Host Hotels & Resorts	124,177 [a]	954,921
Hudson City Bancorp	124,568	1,564,574
Huntington Bancshares	90,178 [a]	251,597
IntercontinentalExchange	17,445 [a,b]	1,528,182
Invesco	92,644	1,363,719
Janus Capital Group	39,704	398,231
JPMorgan Chase & Co.	909,593	30,016,569
KeyCorp	119,114 [a]	732,551
Kimco Realty	55,049 [a]	661,689
Legg Mason	34,860 [a]	699,640
Leucadia National	42,353 [a,b]	899,154
Lincoln National	62,353 [a]	700,848
Loews	86,884	2,162,543
M & T Bank	18,460 [a]	968,227

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Marsh & McLennan Cos.	123,138	2,596,980
Marshall & Ilsley	62,013 [a]	358,435
MBIA	46,630 [a,b]	220,560
MetLife	198,014	5,890,917
Moody’s	7,187 [a]	1,392,960
Morgan Stanley	260,079 [a]	6,148,268
Nasdaq OMX Group	32,701 [b]	628,840
Northern Trust	53,856	2,927,612
NYSE Euronext	63,732	1,476,670
People’s United Financial	83,430	1,303,177
Plum Creek Timber	40,984 [a]	1,414,768
PNC Financial Services Group	102,877	4,084,217
Principal Financial Group	62,064 [a]	1,014,126
Progressive	164,062 [b]	2,506,867
ProLogis	101,516 [a]	924,811
Prudential Financial	102,592	2,962,857
Public Storage	30,031	2,007,873
Regions Financial	166,452 [a]	747,369
Simon Property Group	57,319 [a]	2,957,660
SLM	114,918 [b]	555,054
State Street	103,693	3,539,042
SunTrust Banks	84,939	1,226,519
T. Rowe Price Group	62,093 [a]	2,391,822
Torchmark	21,166 [a]	620,799
Travelers Cos.	141,955	5,840,029
U.S. Bancorp	423,681	7,719,468
Unum Group	79,955	1,306,465
Ventas	34,566 [a]	989,970
Vornado Realty Trust	33,824 [a]	1,653,655
Wells Fargo & Co.	1,025,741	20,525,077
XL Capital, Cl. A	74,610 [a]	709,541
Zions Bancorporation	27,369 [a]	299,143
		222,134,254
Health Care—13.4%
Abbott Laboratories	374,664	15,679,688
Aetna	111,343	2,450,659

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Allergan	73,800	3,443,508
AmerisourceBergen	38,318	1,289,017
Amgen	251,260 [b]	12,178,572
Baxter International	149,754	7,263,069
Becton, Dickinson & Co.	58,502	3,538,201
Biogen Idec	71,949 [b]	3,478,015
Boston Scientific	360,281 [b]	3,029,963
Bristol-Myers Squibb	478,021	9,178,003
C.R. Bard	24,099 [a]	1,726,211
Cardinal Health	86,241	2,914,083
Celgene	110,639 [b]	4,726,498
Cephalon	16,353 [a,b]	1,072,920
CIGNA	66,675	1,314,164
Coventry Health Care	35,889 [b]	570,994
Covidien	121,599	4,010,335
DaVita	24,942 [b]	1,156,561
Dentsply International	35,751 [a]	1,023,194
Eli Lilly & Co.	244,742	8,056,907
Express Scripts	59,218 [b]	3,788,175
Forest Laboratories	72,995 [b]	1,583,262
Genzyme	65,323 [a,b]	3,483,676
Gilead Sciences	222,134 [b]	10,173,737
Hospira	39,062 [b]	1,283,968
Humana	41,071 [b]	1,182,023
IMS Health	45,207	567,800
Intuitive Surgical	9,301 [a,b]	1,336,833
Johnson & Johnson	669,981	35,080,205
King Pharmaceuticals	60,626 [a,b]	477,733
Laboratory Corp. of America Holdings	26,619 [a,b]	1,707,609
Life Technologies	41,668 [b]	1,554,216
McKesson	66,200	2,449,400
Medco Health Solutions	120,258 [b]	5,237,236
Medtronic	270,020	8,640,640
Merck & Co.	510,516 [a]	12,374,908
Millipore	13,590 [b]	803,169
Mylan	74,939 [a,b]	992,942

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Patterson Cos.	22,654 [a,b]	463,501
PerkinElmer	28,944	421,714
Pfizer	1,632,671	21,812,485
Quest Diagnostics	37,848	1,942,738
Schering-Plough	393,668	9,062,237
St. Jude Medical	83,785 [b]	2,808,473
Stryker	59,380 [a]	2,298,600
Tenet Healthcare	103,174 [a,b]	232,142
Thermo Fisher Scientific	100,657 [a,b]	3,531,048
UnitedHealth Group	292,642	6,882,940
Varian Medical Systems	29,867 [b]	996,662
Waters	23,645 [a,b]	1,044,400
Watson Pharmaceuticals	25,502 [a,b]	789,032
WellPoint	121,950 [b]	5,214,582
Wyeth	322,265	13,664,036
Zimmer Holdings	54,047 [b]	2,377,528
		254,360,212
Industrial—10.1%
3M	167,329	9,638,150
Avery Dennison	26,194 [a]	752,816
Boeing	176,959	7,087,208
Burlington Northern Santa Fe	67,861	4,579,260
C.H. Robinson Worldwide	41,224 [a]	2,191,468
Caterpillar	146,314 [a]	5,205,852
Cintas	32,196	826,149
Cooper Industries, Cl. A	42,127	1,381,344
CSX	95,253	2,818,536
Cummins	48,533	1,650,122
Danaher	61,259 [a]	3,579,976
Deere & Co.	102,525	4,230,182
Dover	45,510	1,400,798
Dun & Bradstreet	12,968	1,055,595
Eaton	39,811	1,743,722
Emerson Electric	185,224	6,305,025
Equifax	30,566	891,305
Expeditors International Washington	50,986 [a]	1,769,724

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Fastenal	30,875 [a]	1,184,365
FedEx	74,775 [a]	4,184,409
Flowserve	14,159 [a]	961,396
Fluor	43,829 [a]	1,659,804
General Dynamics	94,137 [a]	4,864,059
General Electric	2,556,117	32,334,880
Goodrich	29,724	1,316,179
Honeywell International	177,948	5,553,757
Illinois Tool Works	96,015 [a]	3,149,292
Ingersoll-Rand, Cl. A	76,312	1,661,312
Iron Mountain	43,371 [a,b]	1,235,640
ITT	43,556 [a]	1,786,232
Jacobs Engineering Group	29,933 [b]	1,138,651
L-3 Communications Holdings	28,831	2,195,481
Lockheed Martin	80,039	6,285,463
Manitowoc	33,103	196,963
Masco	87,110	771,795
Monster Worldwide	30,927 [a,b]	426,793
Norfolk Southern	90,139	3,216,160
Northrop Grumman	78,947	3,817,087
Paccar	87,173 [a]	3,089,411
Pall	28,874	762,562
Parker Hannifin	38,914	1,764,750
Pitney Bowes	50,306	1,234,509
Precision Castparts	33,402	2,500,474
R.R. Donnelley & Sons	50,710	590,772
Raytheon	98,226	4,442,762
Republic Services	77,185	1,620,885
Robert Half International	37,094 [a]	890,998
Rockwell Automation	35,176	1,111,210
Rockwell Collins	38,624	1,481,230
Ryder System	13,567 [a]	375,670
Southwest Airlines	178,159	1,243,550
Stericycle	20,544 [a,b]	967,212
Textron	59,438	637,770
Union Pacific	122,394	6,014,441

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
United Parcel Service, Cl. B	240,309 [a]	12,577,773
United Technologies	229,547	11,211,075
W.W. Grainger	15,746 [a]	1,320,774
Waste Management	117,750 [a]	3,140,393
		192,025,171
Information Technology—17.8%
Adobe Systems	127,368 [b]	3,483,514
Advanced Micro Devices	149,185 [a,b]	538,558
Affiliated Computer Services, Cl. A	23,629 [b]	1,143,171
Agilent Technologies	85,713 [b]	1,565,119
Akamai Technologies	41,155 [a,b]	906,233
Altera	72,768	1,186,846
Amphenol, Cl. A	42,286	1,430,958
Analog Devices	70,370	1,497,474
Apple	215,556 [a,b]	27,123,411
Applied Materials	322,226	3,934,379
Autodesk	53,820 [b]	1,073,171
Automatic Data Processing	122,232	4,302,566
BMC Software	45,375 [b]	1,573,151
Broadcom, Cl. A	106,982 [b]	2,480,913
CA	96,127	1,658,191
Ciena	22,255 [a,b]	265,947
Cisco Systems	1,413,840 [b]	27,315,389
Citrix Systems	43,451 [b]	1,239,657
Cognizant Technology Solutions, Cl. A	70,988 [b]	1,759,793
Computer Sciences	36,163 [b]	1,336,584
Compuware	60,745 [b]	454,373
Convergys	28,664 [b]	289,793
Corning	379,107	5,542,544
Dell	418,860 [a,b]	4,867,153
eBay	259,010 [b]	4,265,895
Electronic Arts	77,429 [b]	1,575,680
EMC	492,784 [b]	6,174,584
Fidelity National Information Services	47,188	842,306
Fiserv	39,259 [b]	1,465,146
FLIR Systems	36,500 [a,b]	809,570

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Google, Cl. A	58,000 [a,b]	22,966,260
Harris	32,071	980,731
Hewlett-Packard	581,820	20,933,884
Intel	1,343,067	21,193,597
International Business Machines	324,408	33,482,150
Intuit	76,919 [b]	1,779,136
Jabil Circuit	51,199	414,712
JDS Uniphase	50,382 [a,b]	232,261
Juniper Networks	127,484 [a,b]	2,760,029
KLA-Tencor	41,840	1,160,642
Lexmark International, Cl. A	18,931 [b]	371,426
Linear Technology	52,986 [a]	1,154,035
LSI	154,642 [b]	593,825
MasterCard, Cl. A	17,355 [a]	3,183,775
McAfee	36,834 [b]	1,382,748
MEMC Electronic Materials	54,657 [b]	885,443
Microchip Technology	44,485 [a]	1,023,155
Micron Technology	187,298 [a,b]	914,014
Microsoft	1,854,268	37,567,470
Molex	34,656 [a]	577,716
Motorola	543,730	3,006,827
National Semiconductor	48,493 [a]	599,858
NetApp	78,180 [b]	1,430,694
Novell	86,784 [b]	326,308
Novellus Systems	25,122 [a,b]	453,703
NVIDIA	129,685 [a,b]	1,488,784
Oracle	931,437	18,013,992
Paychex	77,884	2,103,647
QLogic	33,100 [a,b]	469,358
QUALCOMM	399,750	16,917,420
Salesforce.com	24,820 [a,b]	1,062,544
SanDisk	53,656 [b]	843,472
Sun Microsystems	179,834 [b]	1,647,279
Symantec	201,392 [b]	3,474,012
Tellabs	101,984 [b]	534,396
Teradata	44,219 [b]	739,342

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Teradyne	42,956 [a,b]	255,159
Texas Instruments	311,953	5,633,871
Total System Services	48,946	610,357
Tyco Electronics	110,503	1,927,172
VeriSign	46,122 [a,b]	949,191
Western Union	175,029	2,931,736
Xerox	211,669	1,293,298
Xilinx	67,287 [a]	1,375,346
Yahoo!	337,462 [b]	4,822,332
		338,569,176
Materials—3.2%
Air Products & Chemicals	50,836	3,350,092
AK Steel Holding	27,672 [a]	360,012
Alcoa	230,020 [a]	2,086,281
Allegheny Technologies	23,252 [a]	761,038
Ball	23,007	867,824
Bemis	24,520	589,461
CF Industries Holdings	12,437	896,086
Dow Chemical	222,301	3,556,816
E.I. du Pont de Nemours & Co.	216,880	6,050,952
Eastman Chemical	17,517 [a]	695,075
Ecolab	40,484	1,560,658
Freeport-McMoRan Copper & Gold	99,261	4,233,482
International Flavors & Fragrances	18,843	587,902
International Paper	102,531 [a]	1,298,042
MeadWestvaco	40,694	637,268
Monsanto	132,248	11,226,533
Newmont Mining	118,408	4,764,738
Nucor	75,810	3,084,709
Owens-Illinois	40,198 [b]	980,429
Pactiv	32,101 [b]	701,728
PPG Industries	39,334	1,732,663
Praxair	74,469 [a]	5,556,132
Sealed Air	37,613 [a]	716,904
Sigma-Aldrich	30,487 [a]	1,336,550
Titanium Metals	19,645 [a]	133,390

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
United States Steel	28,124 [a]	746,692
Vulcan Materials	26,681 [a]	1,268,682
Weyerhaeuser	50,683	1,787,083
		61,567,222
Telecommunication Services—3.6%
American Tower, Cl. A	94,538 [b]	3,002,527
AT & T	1,426,456	36,545,802
CenturyTel	24,623 [a]	668,514
Embarq	34,648	1,266,731
Frontier Communications	75,973	540,168
Qwest Communications International	358,160 [a]	1,393,242
Sprint Nextel	685,199 [b]	2,987,468
Verizon Communications	687,551	20,860,297
Windstream	106,079	880,456
		68,145,205
Utilities—3.8%
AES	164,835 [b]	1,165,383
Allegheny Energy	41,156	1,066,763
Ameren	50,335	1,158,711
American Electric Power	112,789	2,975,374
CenterPoint Energy	81,557	867,766
CMS Energy	55,441 [a]	666,401
Consolidated Edison	65,536	2,433,352
Constellation Energy Group	48,198	1,160,608
Dominion Resources	141,230	4,259,497
DTE Energy	39,010	1,153,526
Duke Energy	310,098	4,282,453
Dynergy, Cl. A	122,118 [a,b]	217,370
Edison International	78,168	2,228,570
Entergy	45,997	2,979,226
EQT	31,477	1,058,572
Exelon	158,870	7,328,673

20

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
FirstEnergy	73,205	2,994,085
FPL Group	98,109	5,277,283
Integrys Energy	18,783 [a]	496,059
Nicor	11,128	357,654
NiSource	67,554	742,418
Northeast Utilities	41,680	876,114
Pepco Holdings	52,207	623,874
PG & E	88,532 [a]	3,286,308
Pinnacle West Capital	24,716	676,724
PPL	89,859	2,687,683
Progress Energy	66,705	2,275,975
Public Service Enterprise Group	122,070	3,642,569
Questar	42,539	1,264,259
SCANA	28,286 [a]	854,803
Sempra Energy	59,097	2,719,644
Southern	187,039	5,401,686
TECO Energy	51,989 [a]	550,564
Wisconsin Energy	28,122	1,123,755
Xcel Energy	108,162	1,994,507
		72,848,209
Total Common Stocks
(cost $1,735,520,267)		1,834,845,090
	Principal
Short-Term Investments—.4%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.18%, 6/18/09
(cost $7,763,157)	7,765,000 [c]	7,764,511

Other Investment—3.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $59,697,000)	59,697,000 [d]	59,697,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—12.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $240,241,193)	240,241,193 [d]	240,241,193

Total Investments (cost $2,043,221,617)	112.4%	2,142,547,794
Liabilities, Less Cash and Receivables	(12.4%)	(237,239,441)
Net Assets	100.0%	1,905,308,353

a	All or a portion of these securities are on loan.At April 30, 2009, the total market value of the fund’s securities on loan is $234,746,817 and the total market value of the collateral held by the fund is $240,276,161, consisting of cash collateral of $240,241,193 and U.S. Government and Agency securities valued at $34,968.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	17.8	Industrial	10.1
Short-Term/		Consumer Discretionary	9.2
Money Market Investments	16.1	Utilities	3.8
Health Care	13.4	Telecommunication Services	3.6
Energy	12.0	Materials	3.2
Consumer Staples	11.6
Financial	11.6		112.4

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES

April 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
Standard & Poor’s 500 E-mini	1,638	71,253,000	June 2009	9,601,797

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $234,746,817)—Note 1(b):
Unaffiliated issuers	1,743,283,424	1,842,609,601
Affiliated issuers	299,938,193	299,938,193
Cash		2,196,482
Dividends and interest receivable		2,828,759
Receivable for shares of Common Stock subscribed		1,485,678
Receivable for futures variation margin—Note 4		69,462
Receivable for investment securities sold		56,700
		2,149,184,875
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		762,512
Liability for securities on loan—Note 1(b)		240,241,193
Payable for shares of Common Stock redeemed		2,867,084
Interest payable—Note 2		5,733
		243,876,522
Net Assets ($)		1,905,308,353
Composition of Net Assets ($):
Paid-in capital		1,912,159,433
Accumulated undistributed investment income—net		10,935,334
Accumulated net realized gain (loss) on investments		(126,714,388)
Accumulated net unrealized appreciation (depreciation)
on investments (including $9,601,797 net unrealized
appreciation on financial futures)		108,927,974
Net Assets ($)		1,905,308,353
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		77,507,435
Net Asset Value, offering and redemption price per share ($)		24.58

See notes to financial statements.

24

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	26,924,145
Affiliated issuers	57,878
Income from securities lending	442,563
Interest	6,336
Total Income	27,430,922
Expenses:
Management fee—Note 3(a)	2,262,355
Shareholder servicing costs—Note 3(b)	2,262,355
Directors’ fees—Note 3(a)	78,087
Loan commitment fees—Note 2	7,908
Total Expenses	4,610,705
Less—Directors’ fees reimbursed
by the Manager—Note 3(a)	(78,087)
Net Expenses	4,532,618
Investment Income—Net	22,898,304
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,087,237)
Net realized gain (loss) on financial futures	(14,114,195)
Net Realized Gain (Loss)	(18,201,432)
Net unrealized appreciation (depreciation) on investments (including
$11,149,990 net unrealized appreciation on financial futures)	(185,933,476)
Net Realized and Unrealized Gain (Loss) on Investments	(204,134,908)
Net (Decrease) in Net Assets Resulting from Operations	(181,236,604)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations ($):
Investment income—net	22,898,304	53,042,313
Net realized gain (loss) on investments	(18,201,432)	(46,509,033)
Net unrealized appreciation
(depreciation) on investments	(185,933,476)	(1,265,417,855)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(181,236,604)	(1,258,884,575)
Dividends to Shareholders from ($):
Investment income—net	(50,992,476)	(55,063,795)
Capital Stock Transactions ($):
Net proceeds from shares sold	297,038,023	639,664,574
Dividends reinvested	49,807,203	53,981,579
Cost of shares redeemed	(299,485,332)	(1,024,892,229)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	47,359,894	(331,246,076)
Total Increase (Decrease) in Net Assets	(184,869,186)	(1,645,194,446)
Net Assets ($):
Beginning of Period	2,090,177,539	3,735,371,985
End of Period	1,905,308,353	2,090,177,539
Undistributed investment income—net	10,935,334	39,029,506
Capital Share Transactions (Shares):
Shares sold	12,614,396	17,459,043
Shares issued for dividends reinvested	2,051,371	1,296,699
Shares redeemed	(12,724,754)	(27,743,716)
Net Increase (Decrease) in Shares Outstanding	1,941,013	(8,987,974)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
(Unaudited)		2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	27.66	44.18	40.57	35.50	33.30	30.91
Investment Operations:
Investment income—net[a]	.30	.66	.61	.54	.56	.39
Net realized and
unrealized gain (loss)
on investments	(2.71)	(16.51)	4.90	5.01	2.16	2.35
Total from Investment
Operations	(2.41)	(15.85)	5.51	5.55	2.72	2.74
Distributions:
Dividends from
investment income—net	(.67)	(.67)	(.56)	(.48)	(.52)	(.35)
Dividends from net realized
gain on investments	—	—	(1.34)	—	—	—
Total Distributions	(.67)	(.67)	(1.90)	(.48)	(.52)	(.35)
Net asset value,
end of period	24.58	27.66	44.18	40.57	35.50	33.30
Total Return (%)	(8.68)[b]	(36.38)	14.05	15.79	8.20	8.93
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.50	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	2.53[c]	1.77	1.47	1.45	1.60	1.21
Portfolio Turnover Rate	2.08[b]	4.95	4.71	5.04	7.24	1.87
Net Assets,
end of period
($ x 1,000)	1,905,308	2,090,178	3,735,372	3,656,990	3,310,961	3,116,177

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

28

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	2,134,783,283	7,764,511	—	2,142,547,794
Other Financial
Instruments†	9,601,797	—	—	9,601,797
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume

30

and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2009, The Bank of New York Mellon earned $189,670 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $49,481,499 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, $9,724,313 of the carryover expires in fiscal 2015 and $39,757,186 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $55,063,795. The tax character of current year distributions will be determined at the end of the current fiscal year.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, the fund was charged $2,262,355 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $381,256 and shareholder services plan fees $381,256.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2009, amounted to $37,488,309 and $42,688,944, respectively.

34

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

At April 30, 2009, accumulated net unrealized appreciation on investments was $99,326,177, consisting of $560,371,180 gross unrealized appreciation and $461,045,003 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

36

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load and front-end load S&P 500 Index funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the third quartile of its Performance Group and the second quartile of its Performance Universe for the one-year period ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s actual management fee was higher than the Expense Group and Expense Universe medians, and the fund’s expense ratio was higher than the Expense Group median and equal to the Expense Universe median. After discussions with the Board members, representatives of Dreyfus agreed that Dreyfus will pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members

38

evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus received no profit for managing the fund during the year.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was generally satisfied with the fund’s relative performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

40

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
39	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Smallcap Stock Index Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

The reporting period began with the equities market plummeting severely in late 2008,and rebounding over 20% by the end of the reporting period from dramatic March 2009 lows. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high in April, and a 6.3% annualized contraction in economic growth over the fourth quarter of 2008 was followed by a further 6.1% economic contraction during the first quarter of 2009.Yet, the rebound between March 7 and April 30 proved to be one of the more robust in the history of the U.S. stock market.

These enormous swings have left investors wondering if the equities market is forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus Smallcap Stock Index Fund produced a total return of –8.38%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a –8.47% return for the same period.2,3

Small-cap stocks generally fell sharply during the first four months of an especially volatile reporting period, but recovered a significant portion of those losses in a rally over the reporting period’s final seven weeks. The difference in returns between the fund and its benchmark was primarily due to transaction costs and fund operating expenses that are not reflected in the benchmark’s return.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Heightened Volatility Roiled Equity Markets

The reporting period began in the midst of the most severe recession since the 1930s, which had been exacerbated in September by a global banking crisis. Just weeks before the reporting period began, major financial institutions found themselves unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy; and other major firms were sold to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP), and the Federal Reserve Board (the “Fed”) pumped liquidity into the system to shore up the nation’s banks.

As the reporting period began, job losses continued to mount, and consumer confidence plunged. In late November,The National Bureau of Economic Research officially declared that the U.S. economy has been in a recession since late 2007.The Fed implemented an additional rate cut in December, and the target for the federal funds rate ended 2008 between 0% and 0.25%,a record low.It later was announced that the U.S. economy contracted at a –6.3% annualized rate in the fourth quarter.

Disappointing economic news continued to undermine investor sentiment in January 2009, as the median sales price of single-family homes continued to fall sharply. The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, consumer confidence reached its lowest level since recordkeeping began in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals. The federal government also took steps to rescue the nation’s major automakers as vehicle sales plunged.

Declines in the S&P 600 Index were particularly severe in the financials sector, where regional banks, thrifts, finance companies, mortgage firms and real estate investment trusts (REITs) faltered amid troubled housing and mortgage markets. In the health care sector, nursing homes and assisted living facilities encountered revenue pressures as the economic slowdown prompted more adults to care for their aging parents at home. Home health care service companies declined due to reduced federal spending, while health care equipment stocks were hurt by hospitals’ inability to obtain the credit needed to increase capital spending. Returns in the industrials sector were mixed, with gains among construction-and-engineering firms and homebuilders offset by losses in the aerospace and defense industries.

4

Consumer Stocks Rebounded Strongly

On the other hand, consumer discretionary stocks posted relatively strong results among restaurants, automotive retailers, casino and gaming companies and apparel retailers, especially those that focus on teenagers.Technology stocks also fared relatively well during the reporting period, especially software firms that help companies improve productivity and semiconductor equipment producers serving the wireless and cellular markets.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the small-cap stocks listed in the S&P 600 Index. The fund offers a diversified investment vehicle that can help investors manage the risks of investing in small-cap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2009

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.

2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.

3 Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009

Expenses paid per $1,000†	$ 2.38
Ending value (after expenses)	$916.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

Expenses paid per $1,000†	$ 2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Consumer Discretionary—16.2%
Aaron’s	108,967 [a]	3,656,933
American Public Education	31,930 [b]	1,149,480
Arbitron	55,977	1,165,441
Arctic Cat	8,487 [a]	33,948
Audiovox, Cl. A	30,542 [b]	169,814
Big 5 Sporting Goods	45,728 [a]	376,341
Blue Nile	28,818 [a,b]	1,226,494
Brown Shoe	80,499 [a]	517,609
Brunswick	175,884 [a]	1,051,786
Buckle	52,586 [a]	1,965,139
Buffalo Wild Wings	35,244 [a,b]	1,375,926
Cabela’s	79,179 [a,b]	1,014,283
California Pizza Kitchen	55,136 [b]	866,187
Capella Education	27,454 [a,b]	1,410,587
Carter’s	113,432 [b]	2,425,176
Cato, Cl. A	66,221	1,272,768
CEC Entertainment	52,153 [b]	1,588,580
Charlotte Russe Holding	49,570 [b]	622,103
Children’s Place Retail Stores	47,213 [a,b]	1,342,738
Christopher & Banks	69,561	386,759
CKE Restaurants	105,718	1,011,721
Coinstar	60,160 [a,b]	2,141,094
Cracker Barrel Old Country Store	48,917 [a]	1,595,183
Crocs	148,392 [a,b]	333,882
Deckers Outdoor	26,481 [a,b]	1,496,706
DineEquity	34,973	1,120,535
Dress Barn	93,997 [a,b]	1,423,115
Drew Industries	36,335 [a,b]	518,864
E.W. Scripps, Cl. A	111,879 [a]	220,402
Ethan Allen Interiors	55,675 [a]	748,829
Finish Line, Cl. A	107,071	910,103
Fossil	90,945 [b]	1,833,451
Fred’s, Cl. A	88,769 [a]	1,212,585
Genesco	43,096 [a,b]	981,727
Group 1 Automotive	46,844 [a]	997,777
Gymboree	57,765 [a,b]	1,987,116

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Haverty Furniture	29,173 [a]	316,527
Helen of Troy	61,129 [b]	975,008
Hibbett Sports	59,769 [a,b]	1,246,184
Hillenbrand	125,157	2,275,354
Hot Topic	94,388 [a,b]	1,155,309
HSN	77,773 [b]	537,411
Iconix Brand Group	115,625 [a,b]	1,648,812
Interval Leisure Group	73,500 [b]	588,735
Jack in the Box	113,750 [b]	2,797,112
JAKKS Pacific	54,944 [a,b]	695,042
Jo-Ann Stores	50,213 [a,b]	919,902
JoS. A. Bank Clothiers	37,040 [a,b]	1,497,898
K-Swiss, Cl. A	61,050 [a]	612,942
La-Z-Boy	90,320 [a]	240,251
Landry’s Restaurants	23,030 [a,b]	210,494
Lithia Motors, Cl. A	31,050 [a]	90,666
Live Nation	152,650 [a,b]	596,862
Liz Claiborne	188,312	892,599
M/I Homes	33,713 [a]	514,798
Maidenform Brands	42,725 [b]	544,744
Marcus	39,519	501,891
Men’s Wearhouse	103,206 [a]	1,923,760
Meritage Homes	60,865 [a,b]	1,266,601
Midas	31,035 [b]	310,350
Monarch Casino & Resort	17,768 [a,b]	181,589
Movado Group	38,096	349,340
Multimedia Games	67,166 [a,b]	142,392
National Presto Industries	9,020	642,765
Nautilus	13,282 [a,b]	13,282
NutriSystem	64,079 [a]	880,445
O’Charleys	36,238 [a]	252,579
OfficeMax	150,324	1,119,914
Oxford Industries	22,403 [a]	218,205
P.F. Chang’s China Bistro	51,089 [a,b]	1,541,866
Papa John’s International	44,134 [b]	1,171,316
Peet’s Coffee & Tea	22,705 [a,b]	619,392

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
PEP Boys-Manny Moe & Jack	80,324 [a]	594,398
Perry Ellis International	32,999 [a,b]	241,883
PetMed Express	56,961 [a,b]	926,186
Pinnacle Entertainment	120,236 [a,b]	1,500,545
Polaris Industries	71,703 [a]	2,398,465
Pool	105,942 [a]	1,892,124
Pre-Paid Legal Services	19,150 [a,b]	705,295
Quiksilver	233,199 [b]	384,778
RC2	36,337 [b]	410,971
Red Robin Gourmet Burgers	32,350 [a,b]	794,193
Ruby Tuesday	100,599 [a,b]	772,600
Russ Berrie & Co.	19,910 [b]	38,028
Ruth’s Hospitality Group	18,000 [b]	65,160
Shuffle Master	116,540 [b]	444,017
Skechers USA, Cl. A	63,675 [b]	744,998
Skyline	10,994 [a]	227,906
Sonic	120,335 [a,b]	1,314,058
Sonic Automotive, Cl. A	43,207 [a]	222,948
Spartan Motors	61,775	498,524
Stage Stores	76,982	943,030
Stamps.com	32,812 [b]	307,120
Standard Motor Products	13,745 [a]	54,980
Standard-Pacific	195,719 [a,b]	365,995
Steak n Shake	51,470 [a,b]	594,993
Sturm Ruger & Co.	34,425 [b]	423,772
Superior Industries International	47,203 [a]	711,821
Texas Roadhouse, Cl. A	104,928 [a,b]	1,194,081
Ticketmaster Entertainment	73,848 [b]	388,440
Tractor Supply	66,835 [a,b]	2,698,797
True Religion Apparel	43,371 [a,b]	683,527
Tuesday Morning	52,250 [a,b]	178,173
Tween Brands	40,239 [b]	117,498
UniFirst	33,282	1,241,086
Universal Electronics	30,673 [b]	574,812
Universal Technical Institute	39,978 [a,b]	569,287
Volcom	36,680 [a,b]	494,813

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Winnebago Industries	51,675	455,257
WMS Industries	104,936 [a,b]	3,369,495
Wolverine World Wide	103,497	2,155,843
Zale	64,765 [a,b]	240,926
Zumiez	40,234 [a,b]	485,222
		104,069,564
Consumer Staples—3.9%
Alliance One International	179,611 [a,b]	673,541
Andersons	36,663 [a]	589,174
Boston Beer, Cl. A	19,619 [a,b]	521,865
Cal-Maine Foods	27,629 [a]	731,340
Casey’s General Stores	103,718	2,759,936
Central Garden & Pet, Cl. A	143,726 [b]	1,303,595
Chattem	39,852 [a,b]	2,188,273
Darling International	163,657 [b]	936,118
Diamond Foods	32,521 [a]	851,725
Great Atlantic & Pacific Tea	61,528 [a,b]	451,616
Green Mountain Coffee Roasters	36,146 [a,b]	2,613,717
Hain Celestial Group	83,108 [a,b]	1,387,073
J & J Snack Foods	27,232	1,055,512
Lance	62,623 [a]	1,450,349
Mannatech	30,106 [a]	131,563
Nash Finch	26,569	778,206
Sanderson Farms	35,134 [a]	1,401,847
Spartan Stores	45,339 [a]	737,666
TreeHouse Foods	63,527 [a,b]	1,689,183
United Natural Foods	86,969 [a,b]	1,981,154
WD-40	32,299	874,011
		25,107,464
Energy—4.3%
Atwood Oceanics	112,717 [a,b]	2,515,843
Basic Energy Services	43,227 [a,b]	440,915
Bristow Group	58,759 [a,b]	1,337,355
CARBO Ceramics	42,741 [a]	1,312,576
Dril-Quip	61,867 [b]	2,126,987
Gulf Island Fabrication	35,693	461,867

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Holly	85,201	1,785,813
Hornbeck Offshore Services	46,295 [b]	1,075,433
ION Geophysical	181,279 [a,b]	453,197
Lufkin Industries	32,422	1,131,528
Matrix Service	51,056 [b]	489,116
NATCO Group, Cl. A	43,546 [b]	1,047,717
Oil States International	100,179 [b]	1,893,383
Penn Virginia	84,780 [a]	1,192,855
Petroleum Development	29,313 [b]	475,164
PetroQuest Energy	84,189 [a,b]	253,409
Pioneer Drilling	96,005 [b]	480,025
SEACOR Holdings	39,432 [a,b]	2,591,471
St. Mary Land & Exploration	126,007 [a]	2,251,745
Stone Energy	72,537 [a,b]	312,634
Superior Well Services	35,559 [a,b]	380,481
Swift Energy	63,374 [a,b]	685,707
Tetra Technologies	149,308 [b]	854,042
World Fuel Services	63,177 [a]	2,408,939
		27,958,202
Financial—18.7%
Acadia Realty Trust	79,606 [a]	1,154,287
American Physicians Capital	16,411	683,682
Amerisafe	43,779 [b]	672,445
Bank Mutual	93,206	957,226
BioMed Realty Trust	166,337	1,897,905
Boston Private Financial Holdings	125,862 [a]	580,224
Brookline Bancorp	116,711	1,157,773
Cascade Bancorp	63,967 [a]	106,185
Cash America International	59,577	1,332,142
Cedar Shopping Centers	101,832	365,577
Central Pacific Financial	60,332	353,546
Colonial Properties Trust	102,684 [a]	743,432
Columbia Banking System	32,921 [a]	325,918
Community Bank System	71,149 [a]	1,170,401
Delphi Financial Group, Cl. A	83,620	1,444,117
DiamondRock Hospitality	216,024	1,401,996

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Dime Community Bancshares	53,763	448,383
East West Bancorp	130,096	888,556
EastGroup Properties	49,685	1,669,913
eHealth	50,046 [b]	960,383
Entertainment Properties Trust	70,345	1,625,673
Extra Space Storage	172,581	1,227,051
Financial Federal	51,350 [a]	1,263,723
First BanCorp/Puerto Rico	159,688	879,881
First Cash Financial Services	58,790 [b]	966,508
First Commonwealth Financial	150,148	1,301,783
First Financial Bancorp	61,695	665,689
First Financial Bankshares	43,549 [a]	2,146,095
First Midwest Bancorp	98,290	870,849
Flagstar Bancorp	82,614 [a,b]	119,790
Forestar Group	71,856 [a,b]	924,068
Franklin Street Properties	119,033 [a]	1,589,091
Frontier Financial	97,082 [a]	137,856
Glacier Bancorp	125,079 [a]	1,916,210
Greenhill & Co.	38,210 [a]	2,962,421
Guaranty Financial Group	207,778 [a,b]	122,589
Hancock Holding	48,165	1,824,009
Hanmi Financial	69,562 [a]	107,821
Home Bancshares	28,358 [a]	625,294
Home Properties	66,415 [a]	2,420,163
Independent Bank/MA	42,629	850,875
Independent Bank/MI	44,991 [a]	80,984
Infinity Property & Casualty	31,520	1,110,765
Inland Real Estate	130,455 [a]	1,145,395
Investment Technology Group	87,905 [b]	2,002,476
Irwin Financial	42,346 [a,b]	53,356
Kilroy Realty	69,231 [a]	1,491,236
Kite Realty Group Trust	72,573	254,006
LaBranche & Co.	121,844 [b]	509,308
LaSalle Hotel Properties	105,983 [a]	1,267,557
Lexington Realty Trust	163,831	630,749
LTC Properties	43,931	791,197

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Medical Properties Trust	156,707 [a]	836,815
Mid-America Apartment Communities	56,613 [a]	2,094,115
Nara Bancorp	44,596	165,451
National Financial Partners	79,191 [a]	559,088
National Penn Bancshares	167,595	1,355,844
National Retail Properties	160,034 [a]	2,839,003
Navigators Group	26,521 [b]	1,203,523
NBT Bankcorp	65,783	1,557,741
Old National Bancorp	138,022 [a]	1,881,240
optionsXpress Holdings	85,515	1,407,577
Parkway Properties	44,268	613,997
Pennsylvania Real Estate Investment Trust	88,010 [a]	682,078
Pinnacle Financial Partners	48,550 [b]	866,132
Piper Jaffray	31,399 [b]	1,088,603
Portfolio Recovery Associates	30,292 [a,b]	1,059,311
Post Properties	89,045	1,136,214
Presidential Life	48,660	520,175
PrivateBancorp	55,779 [a]	1,129,525
ProAssurance	66,890 [b]	2,939,147
Prosperity Bancshares	83,316 [a]	2,313,685
Provident Bankshares	63,930 [a]	561,945
PS Business Parks	32,507	1,422,181
Rewards Network	53,373 [b]	199,081
RLI	38,614	1,854,630
S&T Bancorp	46,635 [a]	833,367
Safety Insurance Group	31,142	1,029,243
Selective Insurance Group	104,294	1,539,379
Senior Housing Properties Trust	245,732	4,027,547
Signature Bank	72,116 [b]	1,960,834
South Financial Group	160,837 [a]	266,989
Sovran Self Storage	43,590 [a]	982,519
Sterling Bancorp	39,060	446,846
Sterling Bancshares	147,965 [a]	983,967
Sterling Financial	103,836 [a]	331,237
Stewart Information Services	36,093	816,063
Stifel Financial	54,604 [b]	2,688,155

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Susquehanna Bancshares	175,746 [a]	1,416,513
SWS Group	58,815	752,244
Tanger Factory Outlet Centers	65,206 [a]	2,172,664
Tompkins Financial	13,665 [a]	575,980
Tower Group	71,587	1,946,451
TradeStation Group	60,070 [b]	487,168
Trustco Bank	162,001	972,006
UCBH Holdings	248,724 [a]	318,367
UMB Financial	60,925	2,788,537
Umpqua Holdings	123,091 [a]	1,180,443
United Bankshares	78,819 [a]	2,044,565
United Community Banks	87,557 [a]	564,743
United Fire & Casualty	44,436	829,620
Urstadt Biddle Properties, Cl. A	44,991	691,062
Whitney Holding	130,704 [a]	1,563,220
Wilshire Bancorp	45,156	182,430
Wintrust Financial	48,257	820,369
World Acceptance	33,628 [b]	998,079
Zenith National Insurance	74,162	1,690,152
		120,386,419
Health Care—11.5%
Abaxis	42,903 [a,b]	648,693
Air Methods	21,245 [a,b]	564,055
Almost Family	12,760 [a,b]	315,172
Amedisys	55,611 [a,b]	1,865,193
American Medical Systems Holdings	150,678 [b]	1,863,887
AMERIGROUP	108,150 [b]	3,230,440
AMN Healthcare Services	71,071 [b]	489,679
AmSurg	63,208 [b]	1,298,292
Analogic	26,257	955,755
ArQule	55,367 [b]	246,383
Bio-Reference Laboratories	21,854 [b]	560,992
Cambrex	78,675 [b]	183,313
Catalyst Health Solutions	78,374 [b]	1,767,334
Centene	87,339 [b]	1,604,417
Chemed	44,999	1,904,808

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Computer Programs & Systems	18,804 [a]	657,952
CONMED	63,049 [b]	839,813
Cooper	92,363 [a]	2,655,436
CorVel	14,949 [b]	336,352
Cross Country Healthcare	67,162 [a,b]	591,697
CryoLife	53,939 [b]	292,889
Cubist Pharmaceuticals	117,694 [b]	1,953,720
Cyberonics	45,273 [a,b]	599,415
Dionex	36,434 [b]	2,295,342
Eclipsys	113,886 [a,b]	1,503,295
Enzo Biochem	67,495 [b]	276,729
eResearch Technology	86,306 [b]	437,571
Gentiva Health Services	58,211 [b]	927,301
Greatbatch	45,911 [a,b]	965,967
Haemonetics	51,187 [b]	2,642,785
HealthSpring	100,435 [b]	927,015
Healthways	70,134 [b]	731,498
HMS Holdings	50,943 [b]	1,527,271
ICU Medical	25,308 [b]	951,581
Integra LifeSciences Holdings	40,159 [a,b]	1,036,905
Invacare	68,944	1,061,048
Inventiv Health	66,840 [b]	741,256
Kendle International	26,395 [a,b]	234,915
Kensey Nash	26,503 [b]	554,973
Landauer	18,848	998,567
LCA-Vision	52,332 [a]	300,909
LHC Group	29,350 [b]	669,767
Magellan Health Services	81,205 [b]	2,400,420
Martek Biosciences	67,612 [b]	1,231,891
MedCath	44,894 [b]	454,327
MEDNAX	93,211 [b]	3,346,275
Meridian Bioscience	81,362	1,414,072
Merit Medical Systems	55,576 [b]	861,984
Molina Healthcare	28,183 [a,b]	610,162
MWI Veterinary Supply	24,383 [a,b]	757,824
Natus Medical	54,516 [b]	478,650

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Neogen	29,258 [b]	663,279
Noven Pharmaceuticals	49,747 [a,b]	513,389
Odyssey HealthCare	63,870 [b]	661,693
Omnicell	64,706 [b]	569,413
Osteotech	37,950 [b]	144,969
Palomar Medical Technologies	34,870 [b]	300,231
Par Pharmaceutical Cos.	71,142 [b]	763,354
PAREXEL International	116,439 [b]	1,153,910
PharMerica	61,505 [a,b]	1,122,466
Phase Forward	85,693 [b]	1,221,982
PSS World Medical	121,984 [a,b]	1,771,208
Regeneron Pharmaceuticals	129,074 [a,b]	1,711,521
RehabCare Group	37,150 [b]	620,405
Res-Care	49,522 [b]	793,342
Salix Pharmaceuticals	97,173 [a,b]	1,068,903
Savient Pharmaceuticals	94,552 [a,b]	499,235
SurModics	31,707 [a,b]	688,042
Symmetry Medical	76,540 [b]	555,680
Theragenics	70,734 [b]	87,710
ViroPharma	159,841 [a,b]	899,905
West Pharmaceutical Services	66,403 [a]	2,168,058
Zoll Medical	42,509 [b]	683,545
		74,428,227
Industrial—17.7%
A.O. Smith	48,970	1,522,477
AAR	77,190 [a,b]	1,163,253
ABM Industries	87,132	1,526,553
Actuant, Cl. A	113,176 [a]	1,387,538
Acuity Brands	86,242 [a]	2,478,595
Administaff	46,107	1,229,213
Aerovironment	30,838 [a,b]	729,627
Albany International, Cl. A	50,278 [a]	466,580
American Science & Engineering	18,290	1,102,155
Apogee Enterprises	68,917	923,488
Applied Industrial Technologies	76,922 [a]	1,730,745
Applied Signal Technology	24,661	487,301

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Arkansas Best	58,020 [a]	1,339,102
Astec Industries	39,371 [a,b]	1,213,414
ATC Technology	44,280 [b]	703,609
Axsys Technologies	18,309 [b]	767,330
AZZ	25,538 [b]	789,890
Baldor Electric	93,696 [a]	2,173,747
Barnes Group	83,480 [a]	1,182,077
Belden	93,770	1,511,572
Bowne & Co.	59,877	305,971
Brady, Cl. A	107,198	2,258,662
Briggs & Stratton	98,943 [a]	1,472,272
C & D Technologies	41,922 [a,b]	91,809
Cascade	19,652	474,989
CDI	36,948	441,529
Ceradyne	60,209 [b]	1,038,003
CIRCOR International	35,971	925,534
CLARCOR	101,934	3,168,109
Consolidated Graphics	24,386 [a,b]	473,576
Cubic	34,303	984,839
Curtiss-Wright	91,431 [a]	2,923,049
EMCOR Group	136,579 [b]	2,839,477
EnPro Industries	39,332 [b]	627,739
ESCO Technologies	52,827 [b]	2,196,547
Esterline Technologies	59,821 [b]	1,576,283
Forward Air	56,068	934,654
G & K Services, Cl. A	45,583	1,138,208
Gardner Denver	105,238 [b]	2,801,436
GenCorp	92,545 [a,b]	222,108
Geo Group	101,455 [b]	1,687,197
Gibraltar Industries	62,324 [a]	417,571
Griffon	101,361 [b]	878,800
Healthcare Services Group	81,696 [a]	1,460,724
Heartland Express	117,932 [a]	1,763,083
Heidrick & Struggles International	41,743 [a]	705,457
Hub Group, Cl. A	75,861 [b]	1,744,803
II-VI	47,952 [b]	1,149,409

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Insituform Technologies, Cl. A	76,204 [a,b]	1,168,207
Interface, Cl. A	105,706	612,038
John Bean Technologies	61,605	678,887
Kaman	50,442	852,974
Kaydon	67,166 [a]	2,146,625
Kirby	109,040 [a,b]	3,364,974
Knight Transportation	111,580 [a]	1,972,734
Lawson Products	9,558	109,726
Lindsay	24,163 [a]	940,182
Lydall	40,000 [b]	171,600
Magnetek	32,353 [b]	56,618
Mobile Mini	66,742 [a,b]	914,365
Moog, Cl. A	85,844 [b]	2,298,902
Mueller Industries	74,692	1,640,983
NCI Building Systems	36,621 [a,b]	144,653
Old Dominion Freight Line	56,157 [a,b]	1,580,820
On Assignment	68,572 [b]	241,373
Orbital Sciences	123,673 [b]	1,911,985
Quanex Building Products	77,120	790,480
Regal-Beloit	63,939 [a]	2,597,842
Robbins & Myers	69,803 [a]	1,322,767
School Specialty	34,389 [a,b]	645,482
Simpson Manufacturing	78,678 [a]	1,751,372
SkyWest	120,334	1,448,821
Spherion	128,782 [b]	462,327
Standard Register	37,845 [a]	197,551
Standex International	27,735	384,684
Stanley	26,913 [b]	693,817
Sykes Enterprises	66,877 [b]	1,314,802
Teledyne Technologies	72,880 [b]	2,327,058
Tetra Tech	122,183 [b]	3,000,814
Toro	74,707 [a]	2,269,599
Tredegar	45,900 [a]	806,922
Triumph Group	33,093 [a]	1,367,734

18

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
TrueBlue	96,299 [b]	935,063
United Stationers	47,053 [b]	1,540,045
Universal Forest Products	37,288 [a]	1,251,385
Valmont Industries	35,045	2,235,170
Viad	42,900	818,532
Vicor	32,064	172,184
Volt Information Sciences	21,293 [b]	152,884
Wabash National	52,163	65,204
Watsco	58,688 [a]	2,520,650
Watts Water Technologies, Cl. A	61,047 [a]	1,358,906
		114,369,845
Information Technology—18.1%
Actel	48,939 [b]	605,375
Adaptec	240,413 [b]	687,581
Advanced Energy Industries	67,136 [b]	565,956
Agilysys	42,560	256,637
Anixter International	60,415 [a,b]	2,403,309
Arris Group	249,714 [a,b]	2,664,448
ATMI	62,595 [b]	988,375
Avid Technology	63,936 [a,b]	707,772
Bankrate	27,796 [a,b]	694,900
Bel Fuse, Cl. B	22,133	358,112
Benchmark Electronics	143,650 [b]	1,742,474
Black Box	35,469	970,787
Blackbaud	93,309 [a]	1,420,163
Blue Coat Systems	78,858 [a,b]	1,045,657
Brightpoint	126,267 [b]	657,851
Brooks Automation	128,645 [b]	800,172
Cabot Microelectronics	47,631 [a,b]	1,372,249
CACI International, Cl. A	60,067 [b]	2,375,650
Catapult Communications	15,885 [b]	117,390
Checkpoint Systems	76,612 [b]	930,836
CIBER	116,582 [b]	376,560
Cognex	81,667	1,149,055

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Cohu	48,859	476,864
Commvault Systems	83,751 [b]	1,042,700
comScore	36,861 [a,b]	470,346
Comtech Telecommunications	56,739 [a,b]	1,899,054
Concur Technologies	85,653 [a,b]	2,318,627
CSG Systems International	75,858 [b]	1,099,941
CTS	84,600	513,522
CyberSource	140,130 [b]	2,047,299
Cymer	59,007 [a,b]	1,676,389
Cypress Semiconductor	291,690 [b]	2,313,102
Daktronics	66,900 [a]	604,776
DealerTrack Holdings	85,972 [a,b]	1,305,055
Digi International	54,924 [b]	399,297
Diodes	65,473 [b]	974,238
DSP Group	57,427 [b]	361,216
Ebix	18,078 [b]	502,568
Electro Scientific Industries	53,833 [b]	462,964
EMS Technologies	27,570 [b]	525,208
Epicor Software	119,029 [b]	657,040
EPIQ Systems	70,458 [a,b]	1,089,985
Exar	87,052 [a,b]	535,370
FARO Technologies	33,915 [b]	514,151
FEI	73,873 [b]	1,269,138
Forrester Research	31,564 [b]	802,041
Gerber Scientific	47,929 [b]	189,320
Gevity HR	49,750	197,010
Harmonic	198,472 [b]	1,454,800
Heartland Payment Systems	53,632	431,201
Hittite Microwave	41,511 [a,b]	1,542,549
Hutchinson Technology	53,426 [a,b]	102,578
Informatica	177,811 [b]	2,827,195
InfoSpace	82,069 [b]	544,117
Insight Enterprises	93,651 [b]	535,684
Integral Systems	31,420 [b]	208,315

20

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Intermec	97,494 [b]	1,177,728
Intevac	45,485 [b]	313,392
j2 Global Communications	90,531 [a,b]	2,171,839
JDA Software Group	52,848 [b]	745,685
Keithley Instruments	24,584	85,061
Knot	54,679 [a,b]	495,939
Kopin	126,500 [b]	347,875
Kulicke & Soffa Industries	121,315 [a,b]	485,260
Littelfuse	39,837 [b]	652,928
LoJack	60,000 [b]	205,200
Manhattan Associates	55,554 [b]	923,307
MAXIMUS	34,671 [a]	1,398,281
Mercury Computer Systems	42,626 [b]	346,123
Methode Electronics	90,327	543,769
Micrel	110,672	830,040
Micros Systems	164,876 [b]	3,459,098
Microsemi	165,032 [a,b]	2,214,729
MKS Instruments	105,097 [b]	1,644,768
MTS Systems	32,549	687,760
NETGEAR	71,409 [b]	1,143,258
Network Equipment Technologies	51,113 [b]	200,874
Neutral Tandem	35,492 [b]	1,015,071
Newport	69,116 [a,b]	344,889
Novatel Wireless	80,931 [a,b]	554,377
Park Electrochemical	46,225	952,235
PC-Tel	44,111	214,821
Perficient	70,560 [a,b]	491,803
Pericom Semiconductor	47,120 [b]	419,839
Phoenix Technologies	49,390 [b]	140,762
Plexus	78,980 [b]	1,749,407
Progress Software	84,119 [b]	1,782,482
Quality Systems	36,290 [a]	1,945,870
Radiant Systems	66,840 [b]	492,611
Radisys	50,000 [a,b]	358,500

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Rogers	39,833 [b]	1,013,750
Rudolph Technologies	88,059 [b]	460,549
ScanSource	54,771 [b]	1,353,391
Skyworks Solutions	337,889 [a,b]	2,986,939
Smith Micro Software	53,500 [b]	460,100
Sonic Solutions	63,550 [b]	139,810
SPSS	35,881 [b]	1,108,723
Standard Microsystems	49,231 [b]	780,804
StarTek	27,616 [b]	113,778
Stratasys	35,946 [b]	336,455
Supertex	23,436 [b]	602,774
Symmetricom	82,400 [b]	410,352
Synaptics	69,192 [a,b]	2,247,356
SYNNEX	37,769 [a,b]	813,167
Take-Two Interactive Software	157,887 [b]	1,433,614
Taleo, Cl. A	60,900 [a,b]	731,409
Technitrol	93,990	382,539
Tekelec	132,231 [a,b]	2,049,581
THQ	130,946 [a,b]	447,835
Tollgrade Communications	44,470 [b]	264,597
Triquint Semiconductor	296,335 [b]	1,134,963
TTM Technologies	85,497 [a,b]	634,388
Tyler Technologies	57,800 [a,b]	953,700
Ultratech	44,211 [b]	597,733
United Online	170,679	904,599
Varian Semiconductor Equipment Associates	147,971 [b]	3,786,578
Veeco Instruments	62,171 [a,b]	450,118
ViaSat	53,758 [b]	1,235,896
Websense	89,997 [b]	1,604,647
Wright Express	77,330 [b]	1,769,310
		116,530,005
Materials—4.2%
A.M. Castle & Co.	31,428	304,537
AMCOL International	43,179 [a]	836,809

22

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
American Vanguard	39,984 [a]	511,395
Arch Chemicals	48,464	1,171,860
Balchem	33,939	844,742
Brush Engineered Materials	45,691 [b]	773,092
Buckeye Technologies	68,848 [b]	354,567
Calgon Carbon	108,595 [a,b]	1,843,943
Century Aluminum	109,480 [a,b]	442,299
Clearwater Paper	28,156 [b]	428,534
Deltic Timber	20,029 [a]	844,022
Eagle Materials	88,076 [a]	2,448,513
H.B. Fuller	99,455	1,756,375
Headwaters	82,476 [a,b]	207,840
Myers Industries	63,153 [a]	633,425
Neenah Paper	32,409	162,369
NewMarket	24,410	1,537,830
Olympic Steel	16,117	295,586
OM Group	62,360 [a,b]	1,737,350
Penford	14,687	65,651
PolyOne	176,543 [b]	483,728
Quaker Chemical	23,264	272,189
Rock-Tenn, Cl. A	76,547	2,890,415
RTI International Metals	53,896 [a,b]	701,187
Schulman (A.)	63,199	991,592
Schweitzer-Mauduit International	31,712	728,425
Stepan	13,251	524,342
Texas Industries	55,832 [a]	1,785,507
Wausau Paper	108,945	951,090
Zep	45,588	616,806
		27,146,020
Telecommunication Services—.3%
Fairpoint Communications	169,163 [a]	175,930
General Communication, Cl. A	88,078 [b]	674,677
Iowa Telecommunications Services	62,278 [a]	820,824
		1,671,431

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—4.6%
Allete	56,461 [a]	1,470,244
American States Water	33,709	1,163,972
Atmos Energy	187,375	4,630,036
Avista	111,148	1,672,777
Central Vermont Public Service	22,178	380,574
CH Energy Group	33,432 [a]	1,485,718
El Paso Electric	90,233 [b]	1,245,215
Laclede Group	47,477	1,646,502
New Jersey Resources	88,918 [a]	2,927,181
Northwest Natural Gas	53,194 [a]	2,175,635
Piedmont Natural Gas	149,106 [a]	3,641,169
South Jersey Industries	59,571	2,067,709
Southwest Gas	89,570	1,810,210
UIL Holdings	53,402 [a]	1,233,052
UniSource Energy	71,615	1,884,907
		29,434,901
Total Common Stocks
(cost $865,548,339)		641,102,078
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.30%, 6/18/09
(cost $369,850)	370,000 [c]	369,977

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,575,000)	2,575,000 [d]	2,575,000

24

Investment of Cash Collateral
for Securities Loaned—27.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $179,193,897)	179,193,897 [d]	179,193,897

Total Investments (cost $1,047,687,086)	127.8%	823,240,952
Liabilities, Less Cash and Receivables	(27.8%)	(179,264,693)
Net Assets	100.0%	643,976,259

a	All or a portion of these securities are on loan.At April 30, 2009, the total market value of the fund’s securities on loan is $171,918,319 and the total market value of the collateral held by the fund is $179,208,009, consisting of cash collateral of $179,193,897 and U.S. Government and Agency securitites valued at $14,112.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Short-Term/Money Market Investments	28.3	Utilities	4.6
Financial	18.7	Energy	4.3
Information Technology	18.1	Materials	4.2
Industrial	17.7	Consumer Staples	3.9
Consumer Discretionary	16.2	Telecommunication Services	.3
Health Care	11.5		127.8

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES

April 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
Russell 2000 E-mini	85	4,136,950	June 2009	261,625

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $171,918,319)—Note 1(b):
Unaffiliated issuers	865,918,189	641,472,055
Affiliated issuers	181,768,897	181,768,897
Cash		823,939
Receivable for shares of Common Stock subscribed		904,321
Dividends and interest receivable		623,389
		825,592,601
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		252,160
Liability for securities on loan—Note 1(b)		179,193,897
Payable for shares of Common Stock redeemed		2,152,435
Payable for futures variation margin—Note 4		17,850
		181,616,342
Net Assets ($)		643,976,259
Composition of Net Assets ($):
Paid-in capital		890,364,484
Accumulated undistributed investment income—net		2,193,697
Accumulated net realized gain (loss) on investments		(24,397,413)
Accumulated net unrealized appreciation (depreciation)
on investments (including $261,625 net unrealized
appreciation on financial futures)		(224,184,509)
Net Assets ($)		643,976,259
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		49,269,012
Net Asset Value, offering and redemption price per share ($)		13.07

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $2,382 foreign taxes withheld at source):
Unaffiliated issuers	5,440,876
Affiliated issuers	7,935
Income from securities lending	786,962
Interest	6,629
Total Income	6,242,402
Expenses:
Management fee—Note 3(a)	745,477
Shareholder servicing costs—Note 3(b)	745,477
Directors’ fees—Note 3(a)	26,433
Loan commitment fees—Note 2	2,785
Total Expenses	1,520,172
Less—Directors’ fees reimbursed by
the Manager—Note 3(a)	(26,433)
Net Expenses	1,493,739
Investment Income—Net	4,748,663
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(9,210,326)
Net realized gain (loss) on financial futures	(1,206,941)
Net Realized Gain (Loss)	(10,417,267)
Net unrealized appreciation (depreciation) on investments (including
$47,460 net unrealized appreciation on financial futures)	(55,512,065)
Net Realized and Unrealized Gain (Loss) on Investments	(65,929,332)
Net (Decrease) in Net Assets Resulting from Operations	(61,180,669)

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations ($):
Investment income—net	4,748,663	9,809,321
Net realized gain (loss) on investments	(10,417,267)	52,916,274
Net unrealized appreciation
(depreciation) on investments	(55,512,065)	(402,828,769)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(61,180,669)	(340,103,174)
Dividends to Shareholders from ($):
Investment income—net	(10,985,105)	(6,019,379)
Net realized gain on investments	(49,270,636)	(80,811,626)
Total Dividends	(60,255,741)	(86,831,005)
Capital Stock Transactions ($):
Net proceeds from shares sold	142,408,454	375,786,729
Dividends reinvested	57,513,861	83,065,547
Cost of shares redeemed	(169,154,570)	(295,288,868)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	30,767,745	163,563,408
Total Increase (Decrease) in Net Assets	(90,668,665)	(263,370,771)
Net Assets ($):
Beginning of Period	734,644,924	998,015,695
End of Period	643,976,259	734,644,924
Undistributed investment income—net	2,193,697	8,430,139
Capital Share Transactions (Shares):
Shares sold	11,444,607	18,429,745
Shares issued for dividends reinvested	4,593,801	3,871,675
Shares redeemed	(13,537,636)	(14,741,481)
Net Increase (Decrease) in Shares Outstanding	2,500,772	7,559,939

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2009			Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	15.71	25.45	23.93	21.06	18.91	16.30
Investment Operations:
Investment income—net[a]	.10	.22	.15	.12	.11	.11
Net realized and unrealized
gain (loss) on investments	(1.47)	(7.85)	2.45	3.11	2.68	2.55
Total from Investment Operations	(1.37)	(7.63)	2.60	3.23	2.79	2.66
Distributions:
Dividends from
investment income—net	(.23)	(.15)	(.12)	(.11)	(.10)	(.05)
Dividends from net realized
gain on investments	(1.04)	(1.96)	(.96)	(.25)	(.54)	—
Total Distributions	(1.27)	(2.11)	(1.08)	(.36)	(.64)	(.05)
Net asset value, end of period	13.07	15.71	25.45	23.93	21.06	18.91
Total Return (%)	(8.38)[b]	(32.21)	11.15	15.53	14.88	16.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.50	.50	.50
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.59[c]	1.09	.60	.52	.55	.67
Portfolio Turnover Rate	16.81[b]	31.84	25.08	25.05	13.64	15.54
Net Assets, end of period
($ x 1,000)	643,976	734,645	998,016	888,354	724,909	477,646

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

32

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	822,870,975	369,977	—	823,240,952
Other Financial
Instruments†	261,625	—	—	261,625
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2009, The Bank of New York Mellon earned $262,321 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

34

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $12,079,987 and long-term capital gains $74,751,018.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest, commitment fees, Shareholder

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 11 other funds (comprised of 33 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000 and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meeting that is conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out-of-pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines

36

the amounts to be paid to Service Agents. During the period ended April 30, 2009, the fund was charged $745,477 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities consist of: management fees $126,080 and shareholder services plan fees $126,080.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2009, amounted to $103,549,895 and $122,137,716, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

At April 30, 2009, accumulated net unrealized depreciation on investments was $224,446,134, consisting of 41,398,576 gross unrealized appreciation and $265,844,710 gross unrealized depreciation.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

38

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of small-cap core funds that are benchmarked against the S&P SmallCap 600 Index (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional small-cap core funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the first quartile of its Performance Group and Performance Universe for the one-, two-, three-, four- and five-year periods ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s management fee and expense ratio were lower than the Expense Group and Expense Universe medians. After discussions with the Board members, representatives of Dreyfus agreed that Dreyfus will pay all of the fund’s direct expenses, except management fees, brokerage commissions, taxes, interest, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and to the non-interested Board members, Shareholder Services Plan fees, and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members.

40

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

investment adviser and noted there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided. The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

42

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 29, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)